UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form
N-CSR
relates solely to the Registrant’s PGIM Jennison
Small-Cap
Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Commodity Strategies Fund, PGIM Quant Solutions
Mid-Cap
Index Fund).

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2026

Date of reporting period:	1/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Small-Cap Core Equity Fund
Class R6:
PQJCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Small-Cap Core Equity Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small-Cap Core Equity Fund—Class R6	$52	0.95%
WHAT ARE SOME KEY FUND STATISTI
CS A
S OF 1/31/2026?

Fund’s net assets	$ 12,965,061
Number of fund holdings	130
Portfolio turnover rate for the period	40%
MF242E2

WHAT ARE SOME CHARACTERISTICS OF THE FU
ND’
S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	9.9%
Semiconductors & Semiconductor Equipment	8.2%
Biotechnology	5.8%
Software	5.4%
Metals & Mining	5.1%
Aerospace & Defense	4.6%
Health Care Providers & Services	4.1%
Machinery	3.7%
Insurance	3.4%
Capital Markets	2.8%
Oil, Gas & Consumable Fuels	2.5%
Hotels, Restaurants & Leisure	2.4%
Construction & Engineering	2.4%
Energy Equipment & Services	2.4%
Professional Services	2.3%
Pharmaceuticals	2.3%
Affiliated Mutual Fund - Short-Term Investment (1.5% represents investments purchased with collateral from securities on loan)	2.3%
Specialty Retail	2.0%
Textiles, Apparel & Luxury Goods	1.8%
Electric Utilities	1.7%
Electronic Equipment, Instruments & Components	1.7%
Residential REITs	1.6%
Building Products	1.4%
Consumer Staples Distribution & Retail	1.4%
Chemicals	1.4%
Industry Classification	% of Net Assets
Life Sciences Tools & Services	1.4%
Automobile Components	1.3%
Gas Utilities	1.2%
Food Products	1.1%
Trading Companies & Distributors	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Commercial Services & Supplies	1.0%
Marine Transportation	0.9%
Health Care Equipment & Supplies	0.9%
Communications Equipment	0.9%
Office REITs	0.9%
Financial Services	0.9%
Retail REITs	0.9%
Household Durables	0.7%
Consumer Finance	0.7%
Specialized REITs	0.6%
Electrical Equipment	0.5%
IT Services	0.5%
Others*	0.8%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of I ndustr ies that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Small-Cap Core Equity Fund

SHARE CLASS	R6
NASDAQ	PQJCX
CUSIP	74440E805
MF242E2

PGIM Core Conservative Bond Fund
Class R6:
PQCNX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Core Conservative Bond Fund (the
“Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Conservative Bond Fund—Class R6	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 52,325,263
Number of fund holdings	557
Portfolio turnover rate for the period	86%
MF242E21

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	31.0
AA	43.3
A	11.3
BBB	14.1
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Conservative Bond Fund

SHARE CLASS	R6
NASDAQ	PQCNX
CUSIP	74440E888
MF242E21

PGIM TIPS Fund
Class R6:
PQTSX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM TIPS Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM TIPS Fund—Class R6	$15	0.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 63,876,798
Number of fund holdings	35
Portfolio turnover rate for the period	33%
MF242E23

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Credit Quality expressed as a percentage of total investments as of 1/31/2026 (%)
AAA	91.3
AA	8.5
Cash/Cash Equivalents	0.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM TIPS Fund

SHARE CLASS	R6
NASDAQ	PQTSX
CUSIP	74440E870
MF242E23

PGIM Quant Solutions Commodity Strategies Fund
Class Z:
PQCZX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions Commodity Strategies
Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class Z	$39	0.70%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 31,344,258
Number of fund holdings	33
Portfolio turnover rate for the period	0%
MF242E23Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	81.0%
Affiliated Mutual Fund - Short-Term Investment	22.4%
103.4%
Liabilities in excess of other assets*	(3.4)%
100.0%

Commodity Futures Contracts outstanding at January 31, 2026
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	15.0%
Brent Crude	9.0%
Natural Gas	8.3%
WTI Crude	7.7%
Corn	5.3%
LME Zinc	4.6%
LME Nickel	4.4%
Copper	4.3%
Sugar No. 11	4.2%
Lean Hogs	4.1%
Soft Red Winter Wheat	3.8%
Silver	3.8%
LME PRI Aluminum	3.8%
Coffee 'C'	3.6%
Commodity Futures Contracts: Long Positions	% of Net Assets
Live Cattle	3.3%
Low Sulphur Gas Oil	3.3%
Soybean	3.1%
Gasoline RBOB	2.9%
Soybean Meal	2.6%
NY Harbor ULSD	2.4%
Cotton No. 2	2.1%
Hard Red Winter Wheat	1.7%
Soybean Oil	1.6%
Cocoa	1.2%
LME Lead	1.1%
107.2%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Lead	(0.1)%
LME PRI Aluminum	(1.3)%
LME Zinc	(2.2)%
LME Nickel	(3.1)%
(6.7)%

*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
(1)	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
(2)	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of January 31, 2026.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Commodity Strategies Fund

SHARE CLASS	Z
NASDAQ	PQCZX
CUSIP	74440E854
MF242E23Z

PGIM Quant Solutions Commodity Strategies Fund
Class R6:
PQCMX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Commodity
Strategies Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class R6	$39	0.70%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 31,344,258
Number of fund holdings	33
Portfolio turnover rate for the period	0%
MF242E23R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	81.0%
Affiliated Mutual Fund - Short-Term Investment	22.4%
103.4%
Liabilities in excess of other assets*	(3.4)%
100.0%

Commodity Futures Contracts outstanding at January 31, 2026
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	15.0%
Brent Crude	9.0%
Natural Gas	8.3%
WTI Crude	7.7%
Corn	5.3%
LME Zinc	4.6%
LME Nickel	4.4%
Copper	4.3%
Sugar No. 11	4.2%
Lean Hogs	4.1%
Soft Red Winter Wheat	3.8%
Silver	3.8%
LME PRI Aluminum	3.8%
Coffee 'C'	3.6%
Commodity Futures Contracts: Long Positions	% of Net Assets
Live Cattle	3.3%
Low Sulphur Gas Oil	3.3%
Soybean	3.1%
Gasoline RBOB	2.9%
Soybean Meal	2.6%
NY Harbor ULSD	2.4%
Cotton No. 2	2.1%
Hard Red Winter Wheat	1.7%
Soybean Oil	1.6%
Cocoa	1.2%
LME Lead	1.1%
107.2%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Lead	(0.1)%
LME PRI Aluminum	(1.3)%
LME Zinc	(2.2)%
LME Nickel	(3.1)%
(6.7)%

*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding , as reported in the Fund's consolidated statutory financial statements.
(1)	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
(2)	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of January 31, 2026.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Commodity Strategies Fund

SHARE CLASS	R6
NASDAQ	PQCMX
CUSIP	74440E862
MF242E23R6

PGIM Quant Solutions Mid-Cap Index Fund
Class R6:
PQCCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions Mid-Cap Index Fund
(the “Fund”) for the period of August 1, 2025 to January 31, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Index Fund—Class R6	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2026?

Fund’s net assets	$ 15,098,732
Number of fund holdings	404
Portfolio turnover rate for the period	20%
MF242E24

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2026?

Industry Classification	% of Net Assets
Banks	5.8%
Machinery	5.5%
Electronic Equipment, Instruments & Components	4.4%
Aerospace & Defense	3.8%
Insurance	3.6%
Affiliated Mutual Fund - Short-Term Investment (3.5% represents investments purchased with collateral from securities on loan)	3.5%
Specialty Retail	3.2%
Semiconductors & Semiconductor Equipment	3.2%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.8%
Software	2.7%
Unaffiliated Exchange-Traded Funds - Equity	2.7%
Professional Services	2.7%
Metals & Mining	2.7%
Consumer Staples Distribution & Retail	2.6%
Hotels, Restaurants & Leisure	2.5%
Biotechnology	2.4%
Construction & Engineering	2.3%
Electrical Equipment	1.9%
Building Products	1.9%
Life Sciences Tools & Services	1.9%
Communications Equipment	1.8%
Health Care Providers & Services	1.8%
Household Durables	1.7%
Trading Companies & Distributors	1.7%
Commercial Services & Supplies	1.6%
Financial Services	1.5%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.4%
Specialized REITs	1.3%
Industry Classification	% of Net Assets
Chemicals	1.3%
IT Services	1.2%
Energy Equipment & Services	1.1%
Gas Utilities	1.1%
Automobile Components	1.0%
Containers & Packaging	1.0%
Industrial REITs	1.0%
Media	1.0%
Health Care REITs	0.9%
Diversified Consumer Services	0.9%
Retail REITs	0.9%
Electric Utilities	0.8%
Food Products	0.8%
Residential REITs	0.8%
Consumer Finance	0.7%
Independent Power & Renewable Electricity Producers	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Pharmaceuticals	0.6%
Technology Hardware, Storage & Peripherals	0.6%
Leisure Products	0.5%
Beverages	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Real Estate Management & Development	0.5%
Office REITs	0.5%
Others*	4.0%
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Mid-Cap Index Fund

SHARE CLASS	R6
NASDAQ	PQCCX
CUSIP	74440E508
MF242E24

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 2

PGIM Jennison Small-Cap Core Equity Fund

PGIM Core Conservative Bond Fund

PGIM TIPS Fund

PGIM Quant Solutions Commodity Strategies Fund

PGIM Quant Solutions Mid-Cap Index Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2026

Table of Contents	Financial Statements and Other Information	January 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AID—Agency for International Development

BABs—Build America Bonds

ETF—Exchange-Traded Fund

GMTN—Global Medium Term Note

LME—London Metal Exchange

LP—Limited Partnership

MSC—Morgan Stanley & Co. LLC

MTN—Medium Term Note

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 97.8%

COMMON STOCKS

Aerospace & Defense 4.6%

Firefly Aerospace, Inc.*(a)	815	$ 20,538
Hexcel Corp.	2,141	177,296
Karman Holdings, Inc.*	470	48,786
Mercury Systems, Inc.*	1,109	104,113
VSE Corp.	1,117	244,143

		594,876

Automobile Components 1.3%

Dorman Products, Inc.*	1,318	163,696

Banks 10.0%

Ameris Bancorp	2,591	208,887
Eastern Bankshares, Inc.	9,578	196,205
Enterprise Financial Services Corp.	2,202	126,285
First Bancorp	2,900	167,997
First Interstate BancSystem, Inc. (Class A Stock)	2,164	76,757
Heritage Financial Corp.	4,391	113,332
Horizon Bancorp, Inc.	6,806	119,922
MidWestOne Financial Group, Inc.	1,297	60,077
Renasant Corp.	2,316	87,336
Wintrust Financial Corp.	923	136,133

		1,292,931

Biotechnology 5.9%

Arcutis Biotherapeutics, Inc.*	7,465	189,387
CG oncology, Inc.*	965	50,228
Immunovant, Inc.*	1,478	38,428
Newamsterdam Pharma Co. NV (Netherlands)*	3,662	113,962
Protagonist Therapeutics, Inc.*	490	40,082
Rhythm Pharmaceuticals, Inc.*	1,015	104,058
Scholar Rock Holding Corp.*	2,461	109,121
Twist Bioscience Corp.*	2,289	94,009
uniQure NV (Netherlands)*	902	20,493

		759,768

Building Products 1.4%

Griffon Corp.	840	68,418
Hayward Holdings, Inc.*	7,249	116,999

		185,417

Capital Markets 2.8%

Acadian Asset Management, Inc.	3,460	191,753
Marex Group PLC (United Kingdom)	2,156	85,119
Moelis & Co. (Class A Stock)	1,272	91,164

		368,036

Chemicals 1.4%

Avient Corp.	1,568	56,683
Element Solutions, Inc.	4,159	121,027

		177,710

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies 1.0%

ACV Auctions, Inc. (Class A Stock)*	9,604	$75,007
Casella Waste Systems, Inc. (Class A Stock)*	501	50,541

		125,548

Communications Equipment 0.9%

Applied Optoelectronics, Inc.*	1,022	44,569
Viavi Solutions, Inc.*	2,825	69,100

		113,669

Construction & Engineering 2.4%

Argan, Inc.	204	70,810
Concrete Pumping Holdings, Inc.*	6,745	38,986
Construction Partners, Inc. (Class A Stock)*	849	93,288
Great Lakes Dredge & Dock Corp.*	7,221	108,171

		311,255

Consumer Finance 0.7%

LendingTree, Inc.*	1,586	89,863

Consumer Staples Distribution & Retail 1.4%

Chefs’ Warehouse, Inc. (The)*	2,853	179,454

Electric Utilities 1.7%

IDACORP, Inc.	1,648	218,838

Electrical Equipment 0.5%

Allient, Inc.	690	42,097

Powell Industries, Inc.	63	27,946

		70,043

Electronic Equipment, Instruments & Components 1.7%

Mirion Technologies, Inc.*	3,717	92,330
TTM Technologies, Inc.*	1,250	122,750

		215,080

Energy Equipment & Services 2.4%

Cactus, Inc. (Class A Stock)	2,136	120,107
Expro Group Holdings NV*	7,553	120,924
Solaris Energy Infrastructure, Inc.	1,176	64,903

		305,934

Financial Services 0.9%

Flywire Corp.*	8,885	111,951

Food Products 1.1%

Freshpet, Inc.*	826	57,572
Utz Brands, Inc.	7,964	83,941

		141,513

Gas Utilities 1.2%

Chesapeake Utilities Corp.	1,221	157,118

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies 0.9%

Glaukos Corp.*	318	$37,963
IRhythm Holdings, Inc.*	536	82,817

		120,780

Health Care Providers & Services 4.1%

Concentra Group Holdings Parent, Inc.	3,531	78,317
GeneDx Holdings Corp.*	399	38,408
Guardant Health, Inc.*	1,180	134,567
Guardian Pharmacy Services, Inc. (Class A Stock)*	860	25,972
LifeStance Health Group, Inc.*	15,470	109,373
Option Care Health, Inc.*	1,235	41,990
RadNet, Inc.*	1,487	104,239

		532,866

Health Care Technology 0.4%

Waystar Holding Corp.*	1,954	51,898

Hotel & Resort REITs 0.4%

Summit Hotel Properties, Inc.	11,514	50,892

Hotels, Restaurants & Leisure 2.4%

Black Rock Coffee Bar, Inc. (Class A Stock)*(a)	2,294	34,204
Churchill Downs, Inc.	792	77,901
Navan, Inc. (Class A Stock)*(a)	2,288	26,266
Penn Entertainment, Inc.*	2,821	36,222
Shake Shack, Inc. (Class A Stock)*	1,564	138,523

		313,116

Household Durables 0.7%

Century Communities, Inc.	1,430	90,061

Insurance 3.4%

Axis Capital Holdings Ltd.	1,684	173,755
Exzeo Group, Inc.*	948	19,264
Lincoln National Corp.	4,189	174,304
Skyward Specialty Insurance Group, Inc.*	1,687	75,274

		442,597

IT Services 0.5%

ASGN, Inc.*	1,283	66,831

Life Sciences Tools & Services 1.3%

Adaptive Biotechnologies Corp.*	5,979	110,612
Sotera Health Co.*	3,570	64,688

		175,300

Machinery 3.7%

Enerpac Tool Group Corp.	1,693	68,329
Gates Industrial Corp. PLC*	6,927	159,459
Helios Technologies, Inc.	1,383	89,591
Lindsay Corp.	499	62,510
Trinity Industries, Inc.	3,394	97,544

		477,433

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Marine Transportation 0.9%

Kirby Corp.*	1,032	$121,425

Metals & Mining 5.1%

Eldorado Gold Corp. (Turkey)*	9,877	423,921
ERO Copper Corp. (Brazil)*	7,137	239,161

		663,082

Mortgage Real Estate Investment Trusts (REITs) 1.1%

Ladder Capital Corp.	12,528	137,432

Office REITs 0.9%

Cousins Properties, Inc.	4,493	113,403

Oil, Gas & Consumable Fuels 2.4%

Crescent Energy Co. (Class A Stock)	12,123	118,442
Gulfport Energy Corp.*	976	199,270

		317,712

Pharmaceuticals 2.3%

Crinetics Pharmaceuticals, Inc.*	1,496	74,710
Prestige Consumer Healthcare, Inc.*	906	58,410
Tarsus Pharmaceuticals, Inc.*	2,585	166,836

		299,956

Professional Services 2.3%

First Advantage Corp.*(a)	2,730	36,855
Huron Consulting Group, Inc.*	914	154,466
Korn Ferry	969	67,317
Public Policy Holding Co., Inc.	3,453	42,299

		300,937

Residential REITs 1.6%

Independence Realty Trust, Inc.	7,288	121,709
UMH Properties, Inc.	5,806	90,748

		212,457

Retail REITs 0.8%

Urban Edge Properties	5,716	111,062

Semiconductors & Semiconductor Equipment 8.3%

Credo Technology Group Holding Ltd.*	551	69,029
Impinj, Inc.*	761	105,094
Lattice Semiconductor Corp.*	1,443	116,190
Onto Innovation, Inc.*	917	185,280
Semtech Corp.*	2,211	176,327
SiTime Corp.*	334	121,279
Tower Semiconductor Ltd. (Israel)*	1,928	259,760
Universal Display Corp.	333	38,235

		1,071,194

Software 5.5%

Agilysys, Inc.*	684	59,337
AvePoint, Inc.*	8,225	95,657
Cipher Mining, Inc.*(a)	4,011	64,015
Core Scientific, Inc.*	1,541	27,723

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

I3 Verticals, Inc. (Class A Stock)*	1,870	$41,533
Intapp, Inc.*	3,179	107,927
JFrog Ltd.*	1,359	74,473
Q2 Holdings, Inc.*	2,016	123,480
Varonis Systems, Inc.*	2,558	76,331
Vertex, Inc. (Class A Stock)*	1,830	33,946
Via Transportation, Inc. (Class A Stock)*	437	10,160

		714,582

Specialized REITs 0.6%

National Storage Affiliates Trust	2,536	80,670

Specialty Retail 2.0%

Boot Barn Holdings, Inc.*(a)	392	69,964
Five Below, Inc.*	450	86,238
Warby Parker, Inc. (Class A Stock)*	3,888	99,183

		255,385

Textiles, Apparel & Luxury Goods 1.8%

Figs, Inc. (Class A Stock)*	4,496	48,602
Kontoor Brands, Inc.	2,016	120,416
Wolverine World Wide, Inc.	3,517	62,321

		231,339

Trading Companies & Distributors 1.1%

Herc Holdings, Inc.	429	61,493
Rush Enterprises, Inc. (Class A Stock)	1,235	79,275

		140,768

TOTAL LONG-TERM INVESTMENTS (cost $9,212,211)		12,675,878

SHORT-TERM INVESTMENTS 2.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	103,821	103,821
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $190,417; includes $189,739 of cash collateral for securities on loan)(b)(wb)	190,538	190,423

TOTAL SHORT-TERM INVESTMENTS (cost $294,238)		294,244

TOTAL INVESTMENTS 100.0% (cost $9,506,449)		12,970,122
Liabilities in excess of other assets (0.0)%		(5,061)

NET ASSETS 100.0%		$12,965,061

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $176,921; cash collateral of $189,739 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$594,876	$—	$—
Automobile Components	163,696	—	—
Banks	1,292,931	—	—
Biotechnology	759,768	—	—
Building Products	185,417	—	—
Capital Markets	368,036	—	—
Chemicals	177,710	—	—
Commercial Services & Supplies	125,548	—	—
Communications Equipment	113,669	—	—
Construction & Engineering	311,255	—	—
Consumer Finance	89,863	—	—
Consumer Staples Distribution & Retail	179,454	—	—
Electric Utilities	218,838	—	—
Electrical Equipment	70,043	—	—
Electronic Equipment, Instruments & Components	215,080	—	—
Energy Equipment & Services	305,934	—	—
Financial Services	111,951	—	—
Food Products	141,513	—	—
Gas Utilities	157,118	—	—
Health Care Equipment & Supplies	120,780	—	—
Health Care Providers & Services	532,866	—	—
Health Care Technology	51,898	—	—
Hotel & Resort REITs	50,892	—	—
Hotels, Restaurants & Leisure	313,116	—	—
Household Durables	90,061	—	—
Insurance	442,597	—	—
IT Services	66,831	—	—
Life Sciences Tools & Services	175,300	—	—
Machinery	477,433	—	—
Marine Transportation	121,425	—	—
Metals & Mining	663,082	—	—
Mortgage Real Estate Investment Trusts (REITs)	137,432	—	—
Office REITs	113,403	—	—
Oil, Gas & Consumable Fuels	317,712	—	—
Pharmaceuticals	299,956	—	—
Professional Services	300,937	—	—
Residential REITs	212,457	—	—
Retail REITs	111,062	—	—
Semiconductors & Semiconductor Equipment	1,071,194	—	—
Software	714,582	—	—
Specialized REITs	80,670	—	—
Specialty Retail	255,385	—	—
Textiles, Apparel & Luxury Goods	231,339	—	—
Trading Companies & Distributors	140,768	—	—
Short-Term Investments
Affiliated Mutual Funds	294,244	—	—

Total	$12,970,122	$—	$—

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Banks	10.0%
Semiconductors & Semiconductor Equipment	8.3
Biotechnology	5.9
Software	5.5
Metals & Mining	5.1
Aerospace & Defense	4.6
Health Care Providers & Services	4.1
Machinery	3.7
Insurance	3.4
Capital Markets	2.8
Oil, Gas & Consumable Fuels	2.4
Hotels, Restaurants & Leisure	2.4
Construction & Engineering	2.4
Energy Equipment & Services	2.4
Professional Services	2.3
Pharmaceuticals	2.3
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	2.2
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	1.8
Electric Utilities	1.7
Electronic Equipment, Instruments & Components	1.7
Residential REITs	1.6
Building Products	1.4
Consumer Staples Distribution & Retail	1.4
Chemicals	1.4
Life Sciences Tools & Services	1.3

Automobile Components	1.3%
Gas Utilities	1.2
Food Products	1.1
Trading Companies & Distributors	1.1
Mortgage Real Estate Investment Trusts (REITs)	1.1
Commercial Services & Supplies	1.0
Marine Transportation	0.9
Health Care Equipment & Supplies	0.9
Communications Equipment	0.9
Office REITs	0.9
Financial Services	0.9
Retail REITs	0.8
Household Durables	0.7
Consumer Finance	0.7
Specialized REITs	0.6
Electrical Equipment	0.5
IT Services	0.5
Health Care Technology	0.4
Hotel & Resort REITs	0.4

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$176,921	$(176,921)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets

Investments at value, including securities on loan of $176,921:
Unaffiliated investments (cost $9,212,211)	$12,675,878
Affiliated investments (cost $294,238)	294,244
Receivable for investments sold	190,103
Receivable for Fund shares sold	145,847
Dividends receivable	3,737
Due from Manager	2,152
Prepaid expenses	902

Total Assets	13,312,863

Liabilities

Payable to broker for collateral for securities on loan	189,739
Payable for investments purchased	106,502
Audit fee payable	13,880
Custodian and accounting fees payable	12,537
Professional fees payable	11,274
Accrued expenses and other liabilities	8,655
Payable for Fund shares purchased	4,308
Trustees’ fees payable	790
Affiliated transfer agent fee payable	117

Total Liabilities	347,802

Net Assets	$12,965,061

Net assets were comprised of:
Paid-in capital	$9,377,575
Total distributable earnings (loss)	3,587,486

Net assets, January 31, 2026	$12,965,061

Class R6

Net asset value, offering price and redemption price per share, ($12,965,061 ÷ 858,733 shares of beneficial interest issued and outstanding)	$15.10

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$65,002
Affiliated dividend income	6,556
Income from securities lending, net (including affiliated income of $858)	987

Total income	72,545

Expenses
Management fee	46,766
Custodian and accounting fees	20,795
Professional fees	15,819
Audit fee	13,879
Shareholders’ reports	8,316
Fund data services	5,398
Trustees’ fees	4,870
Registration fees	1,203
Transfer agent’s fees and expenses (including affiliated expense of $353)	614
Miscellaneous	3,256

Total expenses	120,916
Less: Fee waiver and/or expense reimbursement	(61,678)

Net expenses	59,238

Net investment income (loss)	13,307

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $34)	358,213
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(9))	1,370,602

Net gain (loss) on investment transactions	1,728,815

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,742,122

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$13,307	$16,798
Net realized gain (loss) on investment transactions	358,213	551,385
Net change in unrealized appreciation (depreciation) on investments	1,370,602	(496,607)

Net increase (decrease) in net assets resulting from operations	1,742,122	71,576

Dividends and Distributions
Distributions from distributable earnings
Class R6	(367,465)	(817,907)

Fund share transactions
Net proceeds from shares sold (188,625 and 447,539 shares, respectively)	2,729,299	6,131,280
Net asset value of shares issued in reinvestment of dividends and distributions (24,862 and 53,388 shares, respectively)	367,465	817,907
Cost of shares purchased (177,322 and 329,229 shares, respectively)	(2,609,180)	(4,781,856)

Net increase (decrease) in net assets from Fund share transactions	487,584	2,167,331

Total increase (decrease)	1,862,241	1,421,000

Net Assets:

Beginning of period	11,102,820	9,681,820

End of period	$12,965,061	$11,102,820

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2026
			Year Ended July 31,
			2025		2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.50		$14.88		$13.29		$12.28	$19.43	$12.48
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.02		0.04		0.05	0.02	(0.06)
Net realized and unrealized gain (loss) on investment transactions	2.02		(0.03	)(b)	1.66		1.02	(2.98)	7.65
Total from investment operations	2.04		(0.01)		1.70		1.07	(2.96)	7.59
Less Dividends and Distributions:
Dividends from net investment income	-		(0.03)		(0.02)		(0.04)	-	-
Tax return of capital distributions	-		-		-		(0.02)	-	-
Distributions from net realized gains	(0.44)		(1.34)		(0.09)		-	(4.19)	(0.64)
Total dividends and distributions	(0.44)		(1.37)		(0.11)		(0.06)	(4.19)	(0.64)
Net asset value, end of period	$15.10		$13.50		$14.88		$13.29	$12.28	$19.43
Total Return(c):	15.17%		(1.19)%		12.91%		8.77%	(19.13)%	62.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,965		$11,103		$9,682		$9,837	$29,650	$32,765
Average net assets (000)	$12,369		$10,139		$9,243		$27,601	$32,596	$28,667
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95	%(e)	0.95%		1.00	%(f)	0.95%	0.95%	0.95%
Expenses before waivers and/or expense reimbursement	1.94	%(e)	2.22%		2.36%		1.25%	1.15%	1.19%
Net investment income (loss)	0.21	%(e)	0.17%		0.28%		0.38%	0.11%	(0.39)%
Portfolio turnover rate(g)	40%		61%		87%		40%	49%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.05% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.3%

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.1%

3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A4	2.253%	11/15/54	100	$89,134
BANK,
Series 2020-BN29, Class A3	1.742	11/15/53	98	87,660
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4	2.661	08/15/52	87	83,158
Benchmark Mortgage Trust,
Series 2020-B19, Class A3	1.787	09/15/53	175	170,857
Series 2020-B21, Class A4	1.704	12/17/53	100	90,145
Series 2021-B23, Class A4A1	1.823	02/15/54	200	176,412
Series 2021-B30, Class A4	2.329	11/15/54	150	133,812
BMO Mortgage Trust,
Series 2022-C01, Class A4	3.119	02/17/55	150	138,229
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	64	62,894
Citigroup Commercial Mortgage Trust,
Series 2017-P08, Class A3	3.203	09/15/50	75	74,016
CSAIL Commercial Mortgage Trust,
Series 2016-C07, Class A4	3.210	11/15/49	16	16,400
GS Mortgage Securities Trust,
Series 2020-GC47, Class A4	2.125	05/12/53	100	92,257
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A3	3.763	03/10/52	125	123,544
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	5	5,172
Series 2016-JP04, Class A3	3.393	12/15/49	121	120,135
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	113	112,419
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	205,094
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	160	158,362
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	112	111,561
Series 2020-C55, Class A4	2.474	02/15/53	125	116,636

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,333,983)				2,167,897

CORPORATE BONDS 27.9%

Aerospace & Defense 0.8%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	75	75,000
Sr. Unsec’d. Notes	2.700	02/01/27	20	19,754
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,971
Sr. Unsec’d. Notes	3.250	02/01/35	25	21,881
Sr. Unsec’d. Notes	3.550	03/01/38	30	25,278
Sr. Unsec’d. Notes	5.705	05/01/40	15	15,335
Sr. Unsec’d. Notes	5.930	05/01/60	60	59,061
Sr. Unsec’d. Notes(a)	6.298	05/01/29	90	95,600
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	5.400	01/15/27	50	50,696
RTX Corp.,
Sr. Unsec’d. Notes	4.875	10/15/40	20	19,283

				391,859

Agriculture 0.9%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	110	100,573

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT Capital Corp. (United Kingdom), (cont’d.)
Gtd. Notes	4.625%	03/22/33	25	$24,725
Gtd. Notes	4.700	04/02/27	95	95,643
Gtd. Notes	5.625	08/15/35	20	20,732
Gtd. Notes	5.834	02/20/31	15	15,907
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/15/28	85	86,562
Sr. Unsec’d. Notes	5.125	02/15/30	100	103,240
Sr. Unsec’d. Notes	5.125	02/13/31	30	31,033

				478,415

Airlines 0.1%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.375	11/15/28	25	25,136
Sr. Unsec’d. Notes	5.125	06/15/27	30	30,364

				55,500

Auto Manufacturers 0.4%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	100	95,094
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	15	15,298
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.050	04/04/28	56	57,095
Sr. Unsec’d. Notes	5.400	05/08/27	20	20,323
Sr. Unsec’d. Notes(a)	5.550	07/15/29	30	31,151
Sr. Unsec’d. Notes	5.800	01/07/29	10	10,428

				229,389

Banks 6.9%

Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	325	297,997
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	125	123,637
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	100	91,412
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	135	122,439
Capital One NA,
Sr. Unsec’d. Notes	4.650	09/13/28	15	15,204
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	220	206,081
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	30	22,090
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	205	203,957
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	130	135,882
Deutsche Bank AG (Germany),
Sub. Notes	3.742(ff)	01/07/33	200	185,733
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	115	102,043
Sr. Unsec’d. Notes(a)	4.223(ff)	05/01/29	200	200,415
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	65	64,653
Sr. Unsec’d. Notes	4.939(ff)	10/21/36	10	9,862
Sr. Unsec’d. Notes	5.065(ff)	01/21/37	25	24,892
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	105	101,479
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	4.623(ff)	01/28/32	20	20,031

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co.,
Sr. Unsec’d. Notes(a)	1.953%(ff)	02/04/32	20	$17,807
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	115	107,092
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	75	68,464
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	25	23,759
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	210	207,961
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	80	71,470
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	44	44,419
Sr. Unsec’d. Notes	5.572(ff)	04/22/36	25	26,102
Sr. Unsec’d. Notes	5.766(ff)	04/22/35	10	10,588
Morgan Stanley,
Sr. Unsec’d. Notes	5.073(ff)	01/30/37	25	24,922
Sr. Unsec’d. Notes	5.123(ff)	02/01/29	95	96,880
Sr. Unsec’d. Notes	5.587(ff)	01/18/36	15	15,593
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65	57,648
Sr. Unsec’d. Notes, MTN(a)	1.794(ff)	02/13/32	150	131,634
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	195	171,317
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	30	30,546
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	100	100,148
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	54,670
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	70	72,361
Sr. Unsec’d. Notes, MTN(a)	2.572(ff)	02/11/31	70	65,385
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	125	119,040
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	50	46,600
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	95	96,912

				3,589,125

Beverages 0.4%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	185	182,477

Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	5	4,989

				187,466

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes(a)	5.250	03/02/30	115	119,335

Building Materials 0.1%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	50	43,751

Chemicals 0.5%

CF Industries, Inc.,
Gtd. Notes	5.300	11/26/35	30	29,995
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A	4.725	11/15/28	40	40,527
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	60	61,022
Sr. Unsec’d. Notes	5.200	06/21/27	140	142,105

				273,649

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 0.5%

California Institute of Technology,
Sr. Unsec’d. Notes	3.650%	09/01/2119	15	$9,491
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.500	11/15/28	65	65,278
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	15	10,133
President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46	9	6,576
Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.750	08/09/27	20	20,241
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	5.250	03/27/35	70	71,775
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	3,162
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	8,828
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	7	6,482
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,001
Washington University (The),
Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	25	18,180
Yale University,
Unsec’d. Notes, Series 2020	2.402	04/15/50	45	26,886

				255,033

Computers 0.1%

Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	35	34,832
Gtd. Notes	6.000	06/04/29	25	26,208

				61,040

Diversified Financial Services 0.1%

Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32	55	48,033
Sr. Unsec’d. Notes	5.500	02/15/36	15	14,798

				62,831

Electric 2.9%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.450	05/15/29	50	51,874
Sr. Unsec’d. Notes	5.700	05/15/34	30	31,273
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	25	22,805
Alabama Power Co.,
Sr. Unsec’d. Notes	3.850	12/01/42	10	8,195
Ameren Illinois Co.,
Sr. Sec’d. Notes	4.150	03/15/46	35	28,960
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	35	30,781
Sr. Unsec’d. Notes	3.750	05/15/46	15	11,488
Sr. Unsec’d. Notes	5.700	08/15/34	60	62,925
Sr. Unsec’d. Notes	6.350	12/15/32	30	32,713
Atlantic City Electric Co.,
First Mortgage	2.300	03/15/31	10	9,077
Commonwealth Edison Co.,
First Mortgage	4.600	08/15/43	45	40,088
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	3.900	01/08/28	40	39,960

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Dominion Energy South Carolina, Inc.,
First Mortgage	5.450%	02/01/41	20	$20,102
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	13,225
Duke Energy Florida LLC,
First Mortgage	5.875	11/15/33	90	96,764
First Mortgage	6.350	09/15/37	31	34,335
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10	7,672
First Mortgage	3.800	12/15/42	30	24,542
First Mortgage	5.250	02/01/41	25	24,921
First Mortgage	5.600	02/15/66	5	4,930
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	7	6,949
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes	5.100	01/15/35	25	25,333
Nevada Power Co.,
General Ref. Mortgage, Series N	6.650	04/01/36	30	33,559
General Ref. Mortgage, Series R	6.750	07/01/37	10	11,221
Ohio Edison Co.,
Sr. Unsec’d. Notes	6.875	07/15/36	25	28,546
Pacific Gas & Electric Co.,
First Mortgage	4.000	12/01/46	50	37,600
First Mortgage	4.500	07/01/40	105	91,416
PacifiCorp,
First Mortgage	2.700	09/15/30	25	23,055
First Mortgage	4.125	01/15/49	70	52,467
First Mortgage	5.250	06/15/35	35	34,933
First Mortgage	5.750	04/01/37	10	10,159
First Mortgage	6.350	07/15/38	15	15,775
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	50	41,824
First Mortgage	4.850	02/15/34	5	5,042
First Mortgage	6.250	05/15/39	20	21,891
Public Service Co. of Colorado,
First Mortgage	5.350	05/15/34	100	102,699
Public Service Co. of New Hampshire,
First Mortgage	4.400	07/01/28	50	50,588
First Mortgage	5.350	10/01/33	60	62,429
Public Service Electric & Gas Co.,
First Ref. Mortgage, MTN	3.950	05/01/42	10	8,417
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	2.450	11/15/31	30	26,892
Puget Energy, Inc.,
Sr. Sec’d. Notes(a)	4.100	06/15/30	45	44,153
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	3,805
Sempra,
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,455
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	25	18,874
First Ref. Mortgage	4.650	10/01/43	50	42,631
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	5.050	08/15/34	8	8,098
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	21,437
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes	4.550	12/01/29	60	60,964

				1,498,842

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.1%

TD SYNNEX Corp.,
Sr. Unsec’d. Notes	4.300%	01/17/29	60	$59,974

Foods 0.1%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Gtd. Notes	5.950	04/20/35	25	26,233
Mondelez International, Inc.,
Sr. Unsec’d. Notes	2.750	04/13/30	10	9,425
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	3.550	06/02/27	10	9,941
Sr. Unsec’d. Notes	4.350	03/01/29	15	15,066

				60,665

Gas 0.7%

CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	1.750	10/01/30	75	66,860
NiSource, Inc.,
Sr. Unsec’d. Notes	5.250	02/15/43	15	14,321
Southern California Gas Co.,
First Mortgage	5.050	09/01/34	25	25,337
Sr. Unsec’d. Notes	2.950	04/15/27	255	252,395

				358,913

Healthcare-Products 0.0%

Agilent Technologies, Inc.,
Sr. Unsec’d. Notes	2.300	03/12/31	20	18,125
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.800	10/15/41	10	7,387

				25,512

Healthcare-Services 1.7%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49	15	10,743
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	6,213
Ascension Health,
Sr. Unsec’d. Notes, Series B(a)	2.532	11/15/29	15	14,230
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021	1.777	11/15/30	30	26,843
Children’s Health System of Texas,
Unsec’d. Notes	2.511	08/15/50	10	5,925
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017	4.115	01/01/47	10	8,362
Cigna Group (The),
Gtd. Notes	4.900	12/15/48	15	13,293
CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	50	51,578
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	40	39,813
Sr. Unsec’d. Notes	4.625	05/15/42	60	53,733
Sr. Unsec’d. Notes	4.950	11/01/31	16	16,311
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	50	37,140
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	28,914
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	6,588

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705%	12/01/50	25	$15,361
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	45	37,209
NYU Langone Hospitals,
Sec’d. Notes	4.368	07/01/47	15	13,006
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	30	26,957
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	5.475	10/01/35	65	67,887
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes	4.335	11/15/28	15	15,079
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,673
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	9,399
Unsec’d. Notes, Series H	2.746	10/01/26	30	29,658
Sentara Health,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	9,593
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	19,655
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	11,656
Sutter Health,
Unsec’d. Notes, Series 2018	4.091	08/15/48	15	12,169
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	35	26,309
Sr. Unsec’d. Notes	3.500	08/15/39	25	20,635
Sr. Unsec’d. Notes	4.500	04/15/33	120	118,414
Sr. Unsec’d. Notes	4.800	01/15/30	90	92,037
Sr. Unsec’d. Notes	5.200	04/15/63	5	4,448
Sr. Unsec’d. Notes	5.300	06/15/35	10	10,290
UPMC,
Sec’d. Notes	5.035	05/15/33	25	25,450

				895,571

Home Builders 0.2%

Toll Brothers Finance Corp.,
Gtd. Notes	4.875	03/15/27	115	115,792

Insurance 1.4%

Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	260	259,922
Brown & Brown, Inc.,
Sr. Unsec’d. Notes	5.250	06/23/32	10	10,195
Sr. Unsec’d. Notes	5.550	06/23/35	10	10,222
Chubb INA Holdings LLC,
Gtd. Notes	6.000	05/11/37	15	16,269
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	24,838
Sr. Unsec’d. Notes	5.125	02/15/34	5	5,028
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.900	04/05/32	75	71,389
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	60	41,750
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	4.850	04/17/28	65	65,795
Sr. Unsec’d. Notes	6.350	03/22/54	55	57,333

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Markel Group, Inc.,
Sr. Unsec’d. Notes	4.300%	11/01/47	15	$12,138
Unum Group,
Sr. Unsec’d. Notes	4.000	06/15/29	130	128,760
Sr. Unsec’d. Notes	5.750	08/15/42	20	19,949

				723,588

Internet 0.4%

Alphabet, Inc.,
Sr. Unsec’d. Notes	4.375	11/15/32	10	10,027
Sr. Unsec’d. Notes(a)	4.700	11/15/35	30	29,851
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	42	43,876
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	30	30,057
Sr. Unsec’d. Notes(a)	4.875	11/15/35	90	88,928

				202,739

Iron/Steel 0.1%

Reliance, Inc.,
Sr. Unsec’d. Notes	2.150	08/15/30	50	45,448

Lodging 0.3%

Hyatt Hotels Corp.,
Sr. Unsec’d. Notes(a)	5.750	04/23/30	75	78,422
Marriott International, Inc.,
Sr. Unsec’d. Notes	5.500	04/15/37	30	30,594
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	30	29,904

				138,920

Machinery-Diversified 0.1%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	10	8,975
IDEX Corp.,
Sr. Unsec’d. Notes	4.950	09/01/29	45	45,945

				54,920

Media 0.2%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.484	10/23/45	35	33,007
Sr. Sec’d. Notes	6.650	02/01/34	50	52,642
Time Warner Cable LLC,
Sr. Sec’d. Notes	7.300	07/01/38	20	21,140

				106,789

Mining 0.3%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700	05/30/41	30	30,448
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.125	02/21/32	50	51,591
Gtd. Notes	5.250	09/08/33	55	56,851
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes	5.250	03/14/35	30	30,737

				169,627

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.1%

Textron, Inc.,
Sr. Unsec’d. Notes	2.450%	03/15/31	65	$58,946

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.276	12/01/28	30	29,215
Gtd. Notes	5.100	03/01/30	25	25,482

				54,697

Oil & Gas 0.7%

Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.850	06/01/27	50	49,932
Sr. Unsec’d. Notes	5.000	12/15/29	85	87,293
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	90	80,324
Sr. Unsec’d. Notes	3.750	02/15/52	15	10,594
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	20	20,499
Gtd. Notes	6.250	03/15/33	80	86,287
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50	20	15,124

				350,053

Pharmaceuticals 1.4%

AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	3.200	11/21/29	50	48,510
Sr. Unsec’d. Notes	4.050	11/21/39	75	66,676
Sr. Unsec’d. Notes	4.700	05/14/45	45	40,644
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31	60	52,804
Sr. Unsec’d. Notes	4.780	03/25/38	45	42,180
Sr. Unsec’d. Notes	5.125	07/20/45	15	13,466
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.600	08/14/34	85	85,081
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	43	42,933
Viatris, Inc.,
Gtd. Notes	2.300	06/22/27	160	155,872
Gtd. Notes	3.850	06/22/40	60	46,129
Zoetis, Inc.,
Sr. Unsec’d. Notes	4.150	08/17/28	125	125,697

				719,992

Pipelines 2.2%

Energy Transfer LP,
Sr. Unsec’d. Notes	3.900	07/15/26	55	54,971
Sr. Unsec’d. Notes	4.200	04/15/27	85	85,145
Sr. Unsec’d. Notes	6.125	12/15/45	70	69,591
Sr. Unsec’d. Notes	6.625	10/15/36	10	10,943
MPLX LP,
Sr. Unsec’d. Notes(a)	2.650	08/15/30	175	162,256
Sr. Unsec’d. Notes	4.500	04/15/38	30	27,362
Sr. Unsec’d. Notes	4.800	02/15/31	55	55,616
Northwest Pipeline LLC,
Sr. Unsec’d. Notes	4.000	04/01/27	25	25,004

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

ONEOK, Inc.,
Gtd. Notes	3.400%	09/01/29	75	$72,807
Gtd. Notes	6.050	09/01/33	105	111,266
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	35	33,491
Gtd. Notes	4.350	01/15/29	30	30,154
Gtd. Notes	4.900	09/15/30	15	15,304
Gtd. Notes	4.950	04/15/52	5	4,271
Gtd. Notes	5.550	08/15/35	30	30,732
Gtd. Notes	6.125	03/15/33	25	26,703
Gtd. Notes	6.150	03/01/29	90	94,820
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	100	96,136
Sr. Unsec’d. Notes	4.600	03/15/48	10	8,678
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	50	49,877
Sr. Unsec’d. Notes	4.800	11/15/29	55	56,125
Sr. Unsec’d. Notes	5.100	09/15/45	10	9,199
Sr. Unsec’d. Notes	5.800	11/15/43	20	19,856

				1,150,307

Real Estate Investment Trusts (REITs) 1.9%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.550	03/15/52	30	20,962
Gtd. Notes	4.700	07/01/30	60	60,507
Gtd. Notes	4.850	04/15/49	10	8,565
American Tower Corp.,
Sr. Unsec’d. Notes	4.700	12/15/32	19	19,007
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	155	149,157
Sr. Unsec’d. Notes	2.500	08/16/31	45	40,443
Sr. Unsec’d. Notes	3.900	03/15/27	25	24,963
Sr. Unsec’d. Notes	4.125	06/15/26	50	50,000
Broadstone Net Lease LLC,
Gtd. Notes	5.000	11/01/32	30	30,008
COPT Defense Properties LP,
Gtd. Notes	2.900	12/01/33	30	25,602
Essex Portfolio LP,
Gtd. Notes	1.700	03/01/28	15	14,302
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	10	9,055
Gtd. Notes	5.750	06/01/28	35	35,874
Healthpeak OP LLC,
Gtd. Notes	3.000	01/15/30	20	18,977
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	5.700	07/01/34	10	10,317
Sr. Unsec’d. Notes, Series I	3.500	09/15/30	50	47,637
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	13,583
Invitation Homes Operating Partnership LP,
Gtd. Notes	4.150	04/15/32	60	57,904
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	60	57,650
Gtd. Notes	3.200	04/01/32	45	41,761
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	40	36,161
Sr. Unsec’d. Notes	3.100	12/15/29	85	82,047
Sr. Unsec’d. Notes	3.400	01/15/28	20	19,797

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

VICI Properties LP,
Sr. Unsec’d. Notes	4.750%	04/01/28	15	$15,156
Sr. Unsec’d. Notes	4.950	02/15/30	10	10,119
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	10	9,884
Gtd. Notes	4.500	07/01/30	75	75,712
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31	35	31,604

				1,016,754

Retail 0.1%

AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27	25	24,860
Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34	15	15,054

				39,914

Semiconductors 0.5%

Broadcom, Inc.,
Gtd. Notes	3.500	02/15/41	10	8,117
Sr. Unsec’d. Notes	3.419	04/15/33	90	83,098
Sr. Unsec’d. Notes	3.469	04/15/34	60	54,563
Sr. Unsec’d. Notes	5.050	04/15/30	40	41,213
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	75	74,789

				261,780

Software 0.3%

Fiserv, Inc.,
Sr. Unsec’d. Notes	4.550	02/15/31	30	29,812
Intuit, Inc.,
Sr. Unsec’d. Notes	1.350	07/15/27	5	4,835
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	04/01/30	85	78,546
ServiceNow, Inc.,
Sr. Unsec’d. Notes	1.400	09/01/30	25	22,035
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,949
Sr. Unsec’d. Notes	3.700	04/01/29	25	24,661

				169,838

Telecommunications 0.9%

AT&T, Inc.,
Sr. Unsec’d. Notes(a)	2.550	12/01/33	40	34,011
Sr. Unsec’d. Notes	3.500	06/01/41	110	86,421
Sr. Unsec’d. Notes	3.550	09/15/55	30	19,888
Sr. Unsec’d. Notes	6.000	04/30/56	25	24,794
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes	8.750	06/15/30	50	58,245
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28	25	25,266
Sr. Unsec’d. Notes	5.400	04/15/34	25	25,739
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	30	22,236
Gtd. Notes	3.875	04/15/30	90	88,416

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.812%	03/15/39	30	$28,391
Sr. Unsec’d. Notes	5.401	07/02/37	44	44,368

				457,775

Transportation 0.2%

CSX Corp.,
Sr. Unsec’d. Notes	4.100	03/15/44	10	8,412
Fedex Freight Holding Co., Inc.,
Gtd. Notes, 144A	4.300	03/15/29	20	20,016
Gtd. Notes, 144A	4.650	03/15/31	30	29,963
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	5.950	03/15/64	15	15,294
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	14,868
Sr. Unsec’d. Notes	3.600	09/15/37	10	8,867

				97,420

TOTAL CORPORATE BONDS (cost $14,749,657)				14,582,169

MUNICIPAL BONDS 0.9%

Arizona 0.1%

Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs	4.839	01/01/41	35	34,051

California 0.2%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	35	37,118
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q	4.563	05/15/53	15	12,857
State of California,
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	36,043
University of California,
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	30	24,308

				110,326

Illinois 0.0%

State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	22	22,300

Michigan 0.1%

Michigan Finance Authority,
Taxable, Revenue Bonds	3.384	12/01/40	15	12,680
Michigan State University,
Taxable, Revenue Bonds, Series A	4.165	08/15/2122	15	10,697
University of Michigan,
Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	15	11,063

				34,440

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	45	53,459

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 0.3%

City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.114%	10/01/54	15	$14,028
New York State Dormitory Authority,
Revenue Bonds, Series B	5.228	07/01/35	105	108,267
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	12,609

				134,904

Ohio 0.0%

JobsOhio Beverage System,
Revenue Bonds, Series A	2.833	01/01/38	5	4,265
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	15	12,458
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	10,001

				26,724

Virginia 0.1%

University of Virginia,
Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	24,489
Williamsburg Economic Development Authority,
Revenue Bonds	4.957	11/01/35	15	15,168

				39,657

TOTAL MUNICIPAL BONDS (cost $517,994)				455,861

SOVEREIGN BONDS 2.6%

Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	200	198,200
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	200	206,235
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	5.375	03/22/33	200	197,800
Sr. Unsec’d. Notes	5.850	07/02/32	200	205,200
Sr. Unsec’d. Notes	6.000	05/13/30	200	208,800
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	26	21,268
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	1.862	12/01/32	50	41,550
Sr. Unsec’d. Notes	2.783	01/23/31	32	29,600
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	5.500	02/04/35	200	208,250
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD	7.500	09/15/29	25	28,008
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, Series 30Y	5.500	03/18/54	40	37,846

TOTAL SOVEREIGN BONDS (cost $1,364,685)				1,382,757

U.S. GOVERNMENT AGENCY OBLIGATIONS 27.0%
Federal Farm Credit Bank	1.480	11/26/32	35	29,118
Federal Farm Credit Bank	2.350	03/10/36	30	24,217
Federal Home Loan Bank	1.250	07/23/30	60	53,247
Federal Home Loan Bank	2.090	02/22/36	30	23,687
Federal Home Loan Bank	4.250	09/10/32	20	20,133
Federal Home Loan Mortgage Corp.	1.500	09/01/36	43	39,138
Federal Home Loan Mortgage Corp.	1.500	01/01/37	21	19,101
Federal Home Loan Mortgage Corp.	1.500	10/01/50	175	135,510

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	2.000%	01/01/32	15	$14,494
Federal Home Loan Mortgage Corp.	2.000	12/01/50	328	268,339
Federal Home Loan Mortgage Corp.	2.000	05/01/51	265	217,095
Federal Home Loan Mortgage Corp.	2.500	10/01/51	254	219,492
Federal Home Loan Mortgage Corp.	2.500	07/01/52	124	105,397
Federal Home Loan Mortgage Corp.	3.000	02/01/32	12	11,392
Federal Home Loan Mortgage Corp.	3.000	02/01/32	12	11,418
Federal Home Loan Mortgage Corp.	3.000	01/01/37	6	5,429
Federal Home Loan Mortgage Corp.	3.000	12/01/37	8	7,531
Federal Home Loan Mortgage Corp.	3.000	12/01/42	58	53,638
Federal Home Loan Mortgage Corp.	3.000	11/01/46	18	16,245
Federal Home Loan Mortgage Corp.	3.000	01/01/47	116	104,691
Federal Home Loan Mortgage Corp.	3.000	03/01/47	80	72,906
Federal Home Loan Mortgage Corp.	3.000	12/01/47	44	40,188
Federal Home Loan Mortgage Corp.	3.000	04/01/52	274	242,992
Federal Home Loan Mortgage Corp.	3.500	11/01/37	9	9,089
Federal Home Loan Mortgage Corp.	3.500	06/01/42	15	14,601
Federal Home Loan Mortgage Corp.	3.500	04/01/46	19	18,154
Federal Home Loan Mortgage Corp.	3.500	11/01/47	26	24,808
Federal Home Loan Mortgage Corp.	3.500	11/01/47	33	31,042
Federal Home Loan Mortgage Corp.	3.500	02/01/48	95	88,732
Federal Home Loan Mortgage Corp.	4.000	10/01/45	17	16,523
Federal Home Loan Mortgage Corp.	4.000	05/01/46	34	33,110
Federal Home Loan Mortgage Corp.	4.000	03/01/47	15	14,338
Federal Home Loan Mortgage Corp.	4.000	01/01/48	22	21,323
Federal Home Loan Mortgage Corp.	4.000	06/01/52	261	250,069
Federal Home Loan Mortgage Corp.	4.500	07/01/47	35	34,900
Federal Home Loan Mortgage Corp.	4.500	12/01/48	8	8,295
Federal Home Loan Mortgage Corp.	5.000	08/01/53	467	468,293
Federal Home Loan Mortgage Corp.	5.000	01/01/55	245	244,649
Federal Home Loan Mortgage Corp.	5.500	07/01/54	147	149,117
Federal Home Loan Mortgage Corp.	5.500	02/01/55	500	507,338
Federal Home Loan Mortgage Corp.	6.750	03/15/31	25	28,352
Federal Home Loan Mortgage Corp., MTN	1.220	08/19/30	25	22,124
Federal National Mortgage Assoc.	0.875	08/05/30	10	8,808
Federal National Mortgage Assoc.	1.500	10/01/50	184	142,884
Federal National Mortgage Assoc.	1.500	11/01/50	187	144,959
Federal National Mortgage Assoc.	2.000	05/01/36	361	334,136
Federal National Mortgage Assoc.	2.000	07/01/40	132	117,055
Federal National Mortgage Assoc.	2.000	01/01/41	310	273,284
Federal National Mortgage Assoc.	2.000	05/01/41	321	281,681
Federal National Mortgage Assoc.	2.000	09/01/50	246	202,039
Federal National Mortgage Assoc.	2.000	12/01/50	131	108,390
Federal National Mortgage Assoc.	2.000	01/01/51	234	191,773
Federal National Mortgage Assoc.	2.000	03/01/51	107	87,832
Federal National Mortgage Assoc.	2.000	05/01/51	131	107,283
Federal National Mortgage Assoc.	2.000	10/01/51	92	74,596
Federal National Mortgage Assoc.	2.500	06/01/28	16	15,264
Federal National Mortgage Assoc.	2.500	09/01/35	38	36,468
Federal National Mortgage Assoc.	2.500	02/01/43	23	21,080
Federal National Mortgage Assoc.	2.500	09/01/46	25	21,749
Federal National Mortgage Assoc.	2.500	09/01/46	42	36,902
Federal National Mortgage Assoc.	2.500	05/01/50	135	116,386
Federal National Mortgage Assoc.	2.500	08/01/50	169	144,776
Federal National Mortgage Assoc.	2.500	10/01/50	440	377,119
Federal National Mortgage Assoc.	2.500	04/01/51	319	273,026
Federal National Mortgage Assoc.	2.500	05/01/51	187	160,217
Federal National Mortgage Assoc.	2.500	08/01/51	79	68,674
Federal National Mortgage Assoc.	2.500	11/01/51	345	295,041
Federal National Mortgage Assoc.	3.000	11/01/28	12	11,463
Federal National Mortgage Assoc.	3.000	01/01/30	32	31,256

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	12/01/36	17	$16,527
Federal National Mortgage Assoc.	3.000	10/01/42	11	9,936
Federal National Mortgage Assoc.	3.000	12/01/42	69	63,944
Federal National Mortgage Assoc.	3.000	02/01/43	133	122,694
Federal National Mortgage Assoc.	3.000	04/01/43	35	32,485
Federal National Mortgage Assoc.	3.000	08/01/43	106	98,254
Federal National Mortgage Assoc.	3.000	01/01/47	120	108,672
Federal National Mortgage Assoc.	3.000	02/01/47	81	73,436
Federal National Mortgage Assoc.	3.000	01/01/50	226	203,091
Federal National Mortgage Assoc.	3.000	11/01/50	85	76,132
Federal National Mortgage Assoc.	3.500	08/01/31	16	15,534
Federal National Mortgage Assoc.	3.500	10/01/32	7	6,501
Federal National Mortgage Assoc.	3.500	06/01/33	9	9,341
Federal National Mortgage Assoc.	3.500	01/01/42	46	44,310
Federal National Mortgage Assoc.	3.500	03/01/42	51	48,405
Federal National Mortgage Assoc.	3.500	10/01/42	138	131,440
Federal National Mortgage Assoc.	3.500	11/01/42	34	32,412
Federal National Mortgage Assoc.	3.500	08/01/43	45	42,637
Federal National Mortgage Assoc.	3.500	03/01/45	72	68,390
Federal National Mortgage Assoc.	3.500	01/01/46	14	13,518
Federal National Mortgage Assoc.	3.500	12/01/46	153	144,390
Federal National Mortgage Assoc.	3.500	01/01/47	31	29,236
Federal National Mortgage Assoc.	3.500	09/01/47	44	41,652
Federal National Mortgage Assoc.	4.000	01/01/41	85	83,819
Federal National Mortgage Assoc.	4.000	04/01/41	45	43,991
Federal National Mortgage Assoc.	4.000	02/01/47	44	43,228
Federal National Mortgage Assoc.	4.000	04/01/48	79	76,227
Federal National Mortgage Assoc.	4.000	03/01/49	151	146,645
Federal National Mortgage Assoc.	4.000	04/01/52	171	164,312
Federal National Mortgage Assoc.	4.500	03/01/41	43	42,788
Federal National Mortgage Assoc.	4.500	02/01/44	38	38,269
Federal National Mortgage Assoc.	4.500	01/01/45	41	41,005
Federal National Mortgage Assoc.	4.500	04/01/48	22	22,285
Federal National Mortgage Assoc.	4.500	05/01/48	7	7,005
Federal National Mortgage Assoc.	4.500	08/01/48	9	8,655
Federal National Mortgage Assoc.	4.500	02/01/49	7	7,001
Federal National Mortgage Assoc.	4.500	06/01/52	85	84,098
Federal National Mortgage Assoc.	5.000	11/01/35	49	50,491
Federal National Mortgage Assoc.	5.000	04/01/40	84	84,989
Federal National Mortgage Assoc.	5.000	06/01/40	9	8,946
Federal National Mortgage Assoc.	5.000	03/01/42	21	21,895
Federal National Mortgage Assoc.	5.500	11/01/52	275	280,645
Federal National Mortgage Assoc.	5.500	02/01/53	207	210,791
Federal National Mortgage Assoc.	6.000	11/01/53	173	178,330
Federal National Mortgage Assoc.	6.500	05/01/55	57	58,802
Federal National Mortgage Assoc.	6.625	11/15/30	40	44,848
Government National Mortgage Assoc.	2.000	12/20/50	403	335,506
Government National Mortgage Assoc.	2.500	03/20/43	5	4,875
Government National Mortgage Assoc.	2.500	12/20/46	9	8,341
Government National Mortgage Assoc.	2.500	05/20/51	394	342,030
Government National Mortgage Assoc.	2.500	10/20/51	69	59,529
Government National Mortgage Assoc.	3.000	01/20/43	49	45,241
Government National Mortgage Assoc.	3.000	04/20/45	19	17,815
Government National Mortgage Assoc.	3.000	07/20/46	34	31,489
Government National Mortgage Assoc.	3.000	09/20/46	35	32,015
Government National Mortgage Assoc.	3.000	03/20/49	41	37,785
Government National Mortgage Assoc.	3.000	06/20/51	68	61,344
Government National Mortgage Assoc.	3.500	12/20/42	98	92,962
Government National Mortgage Assoc.	3.500	01/20/44	27	25,389
Government National Mortgage Assoc.	3.500	04/20/45	14	13,387
Government National Mortgage Assoc.	3.500	07/20/46	62	57,571

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.500%	08/20/46	95	$89,280
Government National Mortgage Assoc.	3.500	09/20/46	15	13,636
Government National Mortgage Assoc.	3.500	07/20/47	40	37,294
Government National Mortgage Assoc.	3.500	11/20/47	26	24,530
Government National Mortgage Assoc.	3.500	10/20/49	186	174,041
Government National Mortgage Assoc.	3.500	12/20/50	73	68,008
Government National Mortgage Assoc.	4.000	12/20/45	43	41,141
Government National Mortgage Assoc.	4.000	10/20/46	2	2,392
Government National Mortgage Assoc.	4.000	03/20/47	20	19,233
Government National Mortgage Assoc.	4.000	07/20/47	25	23,800
Government National Mortgage Assoc.	4.000	09/20/47	306	295,017
Government National Mortgage Assoc.	4.000	03/20/49	10	9,706
Government National Mortgage Assoc.	4.000	03/20/52	124	117,894
Government National Mortgage Assoc.	4.500	04/20/41	8	8,430
Government National Mortgage Assoc.	4.500	03/20/44	23	22,754
Government National Mortgage Assoc.	4.500	12/20/44	21	20,565
Government National Mortgage Assoc.	4.500	11/20/46	11	10,583
Government National Mortgage Assoc.	4.500	01/20/47	3	3,284
Government National Mortgage Assoc.	4.500	08/20/52	219	215,780
Government National Mortgage Assoc.	5.000	04/20/45	15	15,605
Government National Mortgage Assoc.	5.000	11/20/54	376	376,774
Government National Mortgage Assoc.	5.500	12/15/33	5	5,345
Government National Mortgage Assoc.	5.500	05/20/53	1	921
Government National Mortgage Assoc.	5.500	08/20/54	25	25,672
Government National Mortgage Assoc.	5.500	09/20/54	331	336,094
Government National Mortgage Assoc.	5.500	05/20/55	117	118,590
Government National Mortgage Assoc.	6.000	09/20/54	164	168,263
Israel Government AID Bond, U.S. Gov’t. Gtd. Notes, Series 30Y	5.500	09/18/33	55	59,311
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	60	59,383

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $15,072,378)				14,115,003

U.S. TREASURY OBLIGATIONS 35.8%
U.S. Treasury Bonds	2.000	11/15/41	65	45,206
U.S. Treasury Bonds	2.000	02/15/50	50	29,219
U.S. Treasury Bonds	2.250	08/15/49	2,230	1,393,053
U.S. Treasury Bonds	2.375	02/15/42	650	476,734
U.S. Treasury Bonds	3.000	11/15/44	350	269,992
U.S. Treasury Bonds	3.625	08/15/43	1,470	1,265,348
U.S. Treasury Bonds	4.000	11/15/52	835	720,709
U.S. Treasury Bonds	4.500	11/15/54	175	164,145
U.S. Treasury Bonds	4.625	05/15/54	548	524,796
U.S. Treasury Bonds	4.750	11/15/53	797	778,320
U.S. Treasury Notes	0.500	10/31/27	1,230	1,167,683
U.S. Treasury Notes	1.375	10/31/28	2,200	2,073,500
U.S. Treasury Notes	1.500	11/30/28	1,450	1,368,891
U.S. Treasury Notes	2.750	07/31/27	1,615	1,596,831
U.S. Treasury Notes	2.750	05/31/29	490	476,334
U.S. Treasury Notes	3.125	08/31/29	770	755,803
U.S. Treasury Notes	3.750	01/31/31	315	314,225
U.S. Treasury Notes	3.875	08/15/33	1,055	1,041,153
U.S. Treasury Notes	4.000	01/31/33	1,090	1,088,169
U.S. Treasury Notes	4.000	11/15/35	505	494,663
U.S. Treasury Notes	4.125	11/15/27	600	605,977
U.S. Treasury Notes	4.250	02/15/28	130	131,777
U.S. Treasury Notes	4.250	02/28/31	595	606,668
U.S. Treasury Notes	4.250	05/15/35	105	105,230
U.S. Treasury Notes	4.625	09/30/30	960	994,275
U.S. Treasury Strips Coupon	2.272(s)	08/15/39	140	73,754
U.S. Treasury Strips Coupon	3.277(s)	08/15/41	35	16,362
U.S. Treasury Strips Coupon	3.621(s)	05/15/44(k)	295	117,053

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	5.031%(s)	08/15/42	30	$13,186

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,927,741)				18,709,056

TOTAL LONG-TERM INVESTMENTS (cost $52,966,438)				51,412,743

			Shares

SHORT-TERM INVESTMENTS 4.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)			1,162,580	1,162,580
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $1,061,155; includes $1,060,303 of cash collateral for securities on loan)(b)(wb)			1,061,793	1,061,155

TOTAL SHORT-TERM INVESTMENTS (cost $2,223,735)				2,223,735

TOTAL INVESTMENTS 102.5% (cost $55,190,173)				53,636,478
Liabilities in excess of other assets(z) (2.5)%				(1,311,215)

NET ASSETS 100.0%				$52,325,263

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,038,778; cash collateral of $1,060,303 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at January 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
4	2 Year U.S. Treasury Notes	Mar. 2026	$833,969	$(699)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$25,395

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Commercial Mortgage-Backed Securities	$—	$2,167,897	$—
Corporate Bonds	—	14,582,169	—
Municipal Bonds	—	455,861	—
Sovereign Bonds	—	1,382,757	—
U.S. Government Agency Obligations	—	14,115,003	—
U.S. Treasury Obligations	—	18,709,056	—
Short-Term Investments
Affiliated Mutual Funds	2,223,735	—	—

Total	$2,223,735	$51,412,743	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(699)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

U.S. Treasury Obligations	35.8%
U.S. Government Agency Obligations	27.0
Banks	6.9
Affiliated Mutual Funds (2.0% represents investments purchased with collateral from securities on loan)	4.2
Commercial Mortgage-Backed Securities	4.1
Electric	2.9
Sovereign Bonds	2.6
Pipelines	2.2
Real Estate Investment Trusts (REITs)	1.9
Healthcare-Services	1.7
Insurance	1.4
Pharmaceuticals	1.4
Agriculture	0.9
Telecommunications	0.9
Municipal Bonds	0.9
Aerospace & Defense	0.8
Gas	0.7
Oil & Gas	0.7
Chemicals	0.5
Semiconductors	0.5
Commercial Services	0.5
Auto Manufacturers	0.4
Internet	0.4
Beverages	0.4
Software	0.3
Mining	0.3

Lodging	0.3%
Biotechnology	0.2
Home Builders	0.2
Media	0.2
Transportation	0.2
Diversified Financial Services	0.1
Computers	0.1
Foods	0.1
Electronics	0.1
Miscellaneous Manufacturing	0.1
Airlines	0.1
Machinery-Diversified	0.1
Office/Business Equipment	0.1
Iron/Steel	0.1
Building Materials	0.1
Retail	0.1
Healthcare-Products	0.0 *

102.5
Liabilities in excess of other assets	(2.5)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary of risk associated with these derivative instruments Interest risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Fair values of derivative instruments as of January 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$699*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,206

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(699)

For the six months ended January 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$625,060

*	Average volume is based on average quarter end balances for the six months ended January 31, 2026.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,038,778	$(1,038,778)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value, including securities on loan of $1,038,778:
Unaffiliated investments (cost $52,966,438)	$51,412,743
Affiliated investments (cost $2,223,735)	2,223,735
Receivable for investments sold	2,115,513
Dividends and interest receivable	421,509
Receivable for Fund shares sold	162,599
Due from Manager	8,430
Due from broker—variation margin futures	344
Prepaid expenses	909

Total Assets	56,345,782

Liabilities
Payable for investments purchased	2,882,641
Payable to broker for collateral for securities on loan	1,060,303
Accrued expenses and other liabilities	71,558
Payable for Fund shares purchased	5,165
Trustees’ fees payable	766
Affiliated transfer agent fee payable	86

Total Liabilities	4,020,519

Net Assets	$52,325,263

Net assets were comprised of:
Paid-in capital	$60,116,812
Total distributable earnings (loss)	(7,791,549)

Net assets, January 31, 2026	$52,325,263

Class R6

Net asset value, offering price and redemption price per share, ($52,325,263 ÷ 6,002,276 shares of beneficial interest issued and outstanding)	$8.72

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Income
Interest income	$1,215,740
Affiliated dividend income	23,041
Income from securities lending, net (including affiliated income of $37)	38

Total income	1,238,819

Expenses
Management fee	55,626
Audit fee	32,108
Custodian and accounting fees	20,818
Professional fees	19,697
Shareholders’ reports	9,525
Trustees’ fees	5,162
Fund data services	4,296
Transfer agent’s fees and expenses (including affiliated expense of $268)	475
Registration fees	322
Miscellaneous	6,228

Total expenses	154,257
Less: Fee waiver and/or expense reimbursement	(98,631)

Net expenses	55,626

Net investment income (loss)	1,183,193

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	120,104
Futures transactions	1,206

121,310

Net change in unrealized appreciation (depreciation) on:
Investments	807,252
Futures	(699)

806,553

Net gain (loss) on investment transactions	927,863

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,111,056

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 1,183,193	$ 2,090,985
Net realized gain (loss) on investment transactions	121,310	(431,735)
Net change in unrealized appreciation (depreciation) on investments	806,553	169,680

Net increase (decrease) in net assets resulting from operations	2,111,056	1,828,930

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,223,651)	(2,175,434)

Fund share transactions
Net proceeds from shares sold (508,958 and 3,277,744 shares, respectively)	4,443,788	28,136,435
Net asset value of shares issued in reinvestment of dividends and distributions (139,979 and 252,443 shares, respectively)	1,221,553	2,175,434
Cost of shares purchased (1,366,813 and 1,605,748 shares, respectively)	(11,923,728)	(13,805,872)

Net increase (decrease) in net assets from Fund share transactions	(6,258,387)	16,505,997

Total increase (decrease)	(5,370,982)	16,159,493

Net Assets:
Beginning of period	57,696,245	41,536,752

End of period	$ 52,325,263	$ 57,696,245

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2026
			Year Ended July 31,
			2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.59		$8.66	$8.55		$9.15		$10.39	$10.81
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.34	0.29		0.23		0.15	0.13
Net realized and unrealized gain (loss) on investment transactions	0.13		(0.05)	0.13		(0.57)		(1.16)	(0.25)
Total from investment operations	0.31		0.29	0.42		(0.34)		(1.01)	(0.12)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.36)	(0.31)		(0.26)		(0.20)	(0.21)
Tax return of capital distributions	-		-	-		(-	)(b)	-	-
Distributions from net realized gains	-		-	-		-		(0.03)	(0.09)
Total dividends and distributions	(0.18)		(0.36)	(0.31)		(0.26)		(0.23)	(0.30)
Net asset value, end of period	$8.72		$8.59	$8.66		$8.55		$9.15	$10.39
Total Return(c):	3.67%		3.38%	5.07%		(3.66)%		(9.79)%	(1.07)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,325		$57,696	$41,537		$44,529		$51,685	$62,780
Average net assets (000)	$58,076		$52,227	$45,717		$49,258		$58,320	$62,768
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.19	%(e)	0.19%	0.49	%(f)	0.50%		0.50%	0.50%
Expenses before waivers and/or expense reimbursement	0.53	%(e)	0.57%	0.68%		0.63%		0.55%	0.55%
Net investment income (loss)	4.04	%(e)	4.00%	3.45%		2.66%		1.49%	1.28%
Portfolio turnover rate(g)(h)	86%		128%	155%		191%		171%	194%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.3%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/27	2,956	$2,925,975
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	5,669	5,439,814
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	07/15/30	923	881,713
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	3,661	3,454,856
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/32	4,449	4,114,835
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	07/15/29	272	265,631
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	1,872	1,077,293
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	1,872	1,857,104
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	07/15/32	167	158,691
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	1,487	1,111,007
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	1,506	1,176,261
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	688	502,501
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	4,140	4,119,040
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	195	140,393
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	896	675,841
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	361	263,975
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	773	555,838
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/33	3,003	2,909,686
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	04/15/28	1,459	1,466,091
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	07/15/33	1,035	1,018,341
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	932	781,647
U.S. Treasury Inflation Indexed Bonds, TIPS	1.500	02/15/53	2,808	2,185,442
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625	04/15/30	3,004	3,050,036
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	6,668	6,774,231
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/34	3,864	3,873,543
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	07/15/34	1,880	1,902,000
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	07/15/35	2,317	2,324,130
U.S. Treasury Inflation Indexed Bonds, TIPS	1.875	01/15/36	1,052	1,048,375
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	01/15/35	3,636	3,725,231
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	67	66,994
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	252	247,081
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/54	121	108,941
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	3,034	3,161,343
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	79	85,655

TOTAL LONG-TERM INVESTMENTS (cost $63,336,980)				63,449,535

			Shares

SHORT-TERM INVESTMENT 2.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $1,715,448)(wb)			1,715,448	1,715,448

TOTAL INVESTMENTS 102.0% (cost $65,052,428)				65,164,983
Liabilities in excess of other assets (2.0)%				(1,288,185)

NET ASSETS 100.0%				$63,876,798

 See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wb)	Represents an investment in a Fund affiliated with the Manager.

 Fair Value Measurements:

 Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

 Level 1—unadjusted quoted prices generally in active markets for identical securities.

 See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
U.S. Treasury Obligations	$—	$63,449,535	$—
Short-Term Investment
Affiliated Mutual Fund	1,715,448	—	—

Total	$1,715,448	$63,449,535	$—

Security Allocations:

The sector allocations of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

U.S. Treasury Obligations	99.3%
Affiliated Mutual Fund	2.7

102.0
Liabilities in excess of other assets	(2.0)

100.0%

See Notes to Financial Statements.

PGIM TIPS Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value:
Unaffiliated investments (cost $63,336,980)	$63,449,535
Affiliated investments (cost $1,715,448)	1,715,448
Receivable for investments sold	503,503
Receivable for Fund shares sold	172,150
Interest receivable	101,870
Prepaid expenses	1,176

Total Assets	65,943,682

Liabilities
Payable for investments purchased	2,001,429
Accrued expenses and other liabilities	50,993
Payable for Fund shares purchased	10,059
Management fee payable	3,504
Trustees’ fees payable	799
Affiliated transfer agent fee payable	100

Total Liabilities	2,066,884

Net Assets	$63,876,798

Net assets were comprised of:
Paid-in capital	$80,504,081
Total distributable earnings (loss)	(16,627,283)

Net assets, January 31, 2026	$63,876,798

Class R6
Net asset value, offering price and redemption price per share,
($63,876,798 ÷ 7,597,467 shares of beneficial interest issued and outstanding)	$8.41

See Notes to Financial Statements.

PGIM TIPS Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Income
Interest income	$1,115,960
Affiliated dividend income	11,829
Affiliated income from securities lending, net	9

Total income	1,127,798

Expenses
Management fee	73,445
Audit fee	18,660
Custodian and accounting fees	17,823
Professional fees	16,714
Shareholders’ reports	7,447
Trustees’ fees	5,212
Commitment fees	2,952
Transfer agent’s fees and expenses (including affiliated expense of $277)	431
Registration fees	322
Miscellaneous	5,668

Total expenses	148,674
Less: Fee waiver and/or expense reimbursement	(52,876)

Net expenses	95,798

Net investment income (loss)	1,032,000

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(35,262)
Net change in unrealized appreciation (depreciation) on investments	424,407

Net gain (loss) on investment transactions	389,145

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,421,145

See Notes to Financial Statements.

PGIM TIPS Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,032,000	$2,522,666
Net realized gain (loss) on investment transactions	(35,262)	(1,050,214)
Net change in unrealized appreciation (depreciation) on investments	424,407	862,921

Net increase (decrease) in net assets resulting from operations	1,421,145	2,335,373

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,271,712)	(2,646,222)

Fund share transactions
Net proceeds from shares sold (1,101,738 and 2,434,229 shares, respectively)	9,291,980	20,445,971
Net asset value of shares issued in reinvestment of dividends and distributions (150,311 and 313,982 shares, respectively)	1,269,971	2,645,926
Cost of shares purchased (1,122,651 and 2,632,639 shares, respectively)	(9,447,987)	(22,054,439)

Net increase (decrease) in net assets from Fund share transactions	1,113,964	1,037,458

Total increase (decrease)	1,263,397	726,609

Net Assets:
Beginning of period	62,613,401	61,886,792

End of period	$63,876,798	$62,613,401

See Notes to Financial Statements.

PGIM TIPS Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2026
			Year Ended July 31,
			2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.38		$8.42	$8.50	$9.44	$10.83	$10.67
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.34	0.37	0.36	0.68	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.03)	(0.04)	(0.88)	(1.08)	0.32
Total from investment operations	0.20		0.31	0.33	(0.52)	(0.40)	0.68
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.35)	(0.41)	(0.42)	(0.78)	(0.43)
Distributions from net realized gains	-		-	-	-	(0.21)	(0.09)
Total dividends and distributions	(0.17)		(0.35)	(0.41)	(0.42)	(0.99)	(0.52)
Net asset value, end of period	$8.41		$8.38	$8.42	$8.50	$9.44	$10.83
Total Return(b):	2.39%		3.76%	4.11%	(5.52)%	(3.91)%	6.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,877		$62,613	$61,887	$80,522	$90,662	$83,793
Average net assets (000)	$63,345		$63,034	$68,536	$84,102	$83,845	$79,151
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.30	%(d)	0.32%	0.40%	0.40%	0.39%	0.40%
Expenses before waivers and/or expense reimbursement	0.47	%(d)	0.49%	0.44%	0.40%	0.39%	0.41%
Net investment income (loss)	3.23	%(d)	4.00%	4.50%	4.18%	6.66%	3.39%
Portfolio turnover rate(e)	33%		85%	66%	68%	73%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited)

as of January 31, 2026

Description			Shares	Value

SHORT-TERM INVESTMENTS 103.4%

AFFILIATED MUTUAL FUND 22.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $7,024,425)(bb)(wb)			7,024,425	$7,024,425

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) 81.0%
U.S. Treasury Bills	3.671%	04/07/26	12,500	12,420,439
U.S. Treasury Bills	3.789	03/03/26	9,870	9,841,179
U.S. Treasury Bills	3.804	03/03/26(bb)(k)	3,130	3,120,860

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,377,521)				25,382,478

TOTAL INVESTMENTS 103.4% (cost $32,401,946)				32,406,903
Liabilities in excess of other assets(z) (3.4)%				(1,062,645)

NET ASSETS 100.0%				$31,344,258

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Commodity Futures contracts outstanding at January 31, 2026(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
41	Brent Crude	May. 2026	$2,813,010	$ 305,468
9	Cocoa	Mar. 2026	374,850	(87,179)
9	Coffee ’C’	Mar. 2026	1,121,344	(133,786)
9	Copper	Mar. 2026	1,332,900	173,218
77	Corn	Mar. 2026	1,648,763	(60,789)
21	Cotton No. 2	Mar. 2026	663,285	(24,643)
11	Gasoline RBOB	Mar. 2026	897,296	61,294
10	Gold 100 OZ	Apr. 2026	4,745,100	262,757
20	Hard Red Winter Wheat	Mar. 2026	544,750	(277)
34	Lean Hogs	Apr. 2026	1,294,040	51,190
11	Live Cattle	Apr. 2026	1,041,920	3,723
7	LME Lead	Mar. 2026	348,446	(3,058)
13	LME Nickel	Mar. 2026	1,392,371	247,271
15	LME PRI Aluminum	Mar. 2026	1,176,716	87,524
17	LME Zinc	Mar. 2026	1,450,058	147,376
14	Low Sulphur Gas Oil	Mar. 2026	1,021,300	124,562
60	Natural Gas	Mar. 2026	2,612,400	347,931
7	NY Harbor ULSD	Mar. 2026	744,702	87,819
3	Silver	Mar. 2026	1,177,965	157,787
44	Soft Red Winter Wheat	Mar. 2026	1,183,600	17,921
18	Soybean	Mar. 2026	957,825	(50,068)
28	Soybean Meal	Mar. 2026	822,080	(59,263)
16	Soybean Oil	Mar. 2026	513,696	36,784

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Commodity Futures contracts outstanding at January 31, 2026(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
82	Sugar No. 11	Mar. 2026	$1,310,557	$ (67,635)
37	WTI Crude	Mar. 2026	2,412,770	262,179

				1,888,106

Short Positions:
1	LME Lead	Mar. 2026	49,778	629
9	LME Nickel	Mar. 2026	963,949	9,053
5	LME PRI Aluminum	Mar. 2026	392,239	(10,877)
8	LME Zinc	Mar. 2026	682,380	(60,710)

				(61,905)

				$1,826,201

(1)	Represents positions held in the Cayman Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

MSC	$417,209	$2,991,240

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$7,024,425	$—	$—
U.S. Treasury Obligations	—	25,382,478	—

Total	$7,024,425	$25,382,478	$—

Other Financial Instruments*
Assets
Commodity Futures Contracts	$2,384,486	$—	$—

Liabilities
Commodity Futures Contracts	$(558,285)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Sector Allocation:

The sector allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

U.S. Treasury Obligations	81.0%
Affiliated Mutual Fund	22.4

103.4
Liabilities in excess of other assets	(3.4)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity risk. See the Notes to Consolidated Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2026 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$2,384,486*	Due from/to broker-variation margin futures	$558,285*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended January 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$3,604,919

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$2,356,091

For the six months ended January 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$41,377,547
Futures Contracts - Short Positions (1)	3,823,280

*	Average volume is based on average quarter end balances for the six months ended January 31, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets

Investments at value:
Unaffiliated investments (cost $25,377,521)	$25,382,478
Affiliated investments (cost $7,024,425)	7,024,425
Deposit with broker for centrally cleared/exchange-traded derivatives	417,209
Receivable for Fund shares sold	5,693
Prepaid expenses	908

Total Assets	32,830,713

Liabilities

Due to broker—variation margin futures	1,049,816
Payable for Fund shares purchased	396,549
Accrued expenses and other liabilities	37,863
Management fee payable	1,025
Trustees’ fees payable	863
Affiliated transfer agent fee payable	339

Total Liabilities	1,486,455

Net Assets	$31,344,258

Net assets were comprised of:
Paid-in capital	$46,702,511
Total distributable earnings (loss)	(15,358,253)

Net assets, January 31, 2026	$31,344,258

Class Z

Net asset value, offering price and redemption price per share,
($271,349 ÷ 35,140 shares of beneficial interest issued and outstanding)	$7.72

Class R6

Net asset value, offering price and redemption price per share,
($31,072,909 ÷ 4,036,409 shares of beneficial interest issued and outstanding)	$7.70

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Income
Interest income	$642,050
Affiliated dividend income	125,508

Total income	767,558

Expenses
Management fee	87,559
Professional fees	25,862
Custodian and accounting fees	17,207
Audit fee	15,743
Shareholders’ reports	10,942
Fund data services	10,476
Registration fees(a)	9,671
Trustees’ fees	5,112
Transfer agent’s fees and expenses (including affiliated expense of $1,020)(a)	2,852
Miscellaneous	2,864

Total expenses	188,288
Less: Fee waiver and/or expense reimbursement(a)	(56,432)

Net expenses	131,856

Net investment income (loss)	635,702

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	7,814
Futures transactions	3,604,919

3,612,733

Net change in unrealized appreciation (depreciation) on:
Investments	4,632
Futures	2,356,091

2,360,723

Net gain (loss) on investment transactions	5,973,456

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,609,158

(a)	Class specific expenses and waivers were as follows:

	Class Z	Class R6
Registration fees	7,857	1,814
Transfer agent’s fees and expenses	1,579	1,273
Fee waiver and/or expense reimbursement	(11,805)	(44,627)

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$635,702	$1,694,037
Net realized gain (loss) on investment transactions	3,612,733	133,329
Net change in unrealized appreciation (depreciation) on investments	2,360,723	1,770,120

Net increase (decrease) in net assets resulting from operations	6,609,158	3,597,486

Dividends and Distributions
Distributions from distributable earnings
Class Z	(17,315)	(5,699)
Class R6	(2,713,240)	(1,753,137)

Total dividends and distributions	(2,730,555)	(1,758,836)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	4,373,833	26,419,154
Net asset value of shares issued in reinvestment of dividends and distributions	2,730,535	1,371,892
Cost of shares purchased	(25,134,339)	(29,355,819)

Net increase (decrease) in net assets from Fund share transactions	(18,029,971)	(1,564,773)

Total increase (decrease)	(14,151,368)	273,877

Net Assets:
Beginning of period	45,495,626	45,221,749

End of period	$31,344,258	$45,495,626

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Financial Highlights (unaudited)

Class Z Shares
	Six Months Ended January 31,						December 14, 2021(a) through July 31,
			Year Ended July 31,
	2026		2025	2024		2023	2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$6.89		$6.65	$7.22		$10.53	$7.94
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26 (c)	0.31		0.24	0.01(c)
Net realized and unrealized gain (loss) on investment transactions	1.27		0.25 (d)	(0.63)		(1.23)	2.58
Total from investment operations	1.39		0.51	(0.32)		(0.99)	2.59
Less Dividends and Distributions:
Dividends from net investment income	(0.56)		(0.27)	(0.25)		(2.32)	-
Net asset value, end of period	$7.72		$6.89	$6.65		$7.22	$10.53
Total Return(e):	21.08%		7.90%	(4.37)%		(10.36)%	32.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$271		$12,738	$202		$738	$532
Average net assets (000)	$3,100		$3,108	$491		$5,071	$424
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.70	%(g)	0.70%	0.71	%(h)	0.70%	0.70%(g)
Expenses before waivers and/or expense reimbursement	1.46	%(g)	1.66%	5.24%		1.41%	9.94%(g)
Net investment income (loss)	3.65	%(g)	3.66%	4.56%		3.10%	0.08%(g)
Portfolio turnover rate(i)	0%		0%	0%		0%	0%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2026		2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.87		$6.64	$7.21		$10.53	$12.02	$8.34
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.27 (b)	0.32		0.24	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.27		0.23 (c)	(0.63)		(1.22)	2.45	3.73
Total from investment operations	1.39		0.50	(0.31)		(0.98)	2.43	3.68
Less Dividends and Distributions:
Dividends from net investment income	(0.56)		(0.27)	(0.26)		(2.34)	(3.92)	-
Net asset value, end of period	$7.70		$6.87	$6.64		$7.21	$10.53	$12.02
Total Return(d):	21.22%		7.76%	(4.19)%		(10.42)%	30.61%	44.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,073		$32,758	$45,020		$60,679	$80,579	$61,721
Average net assets (000)	$34,266		$40,336	$51,951		$69,187	$67,445	$53,974
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.70	%(f)	0.70%	0.71	%(g)	0.65%	0.62%	0.64%
Expenses before waivers and/or expense reimbursement	0.96	%(f)	0.89%	0.82%		0.72%	0.68%	0.71%
Net investment income (loss)	3.35	%(f)	3.92%	4.58%		3.04%	(0.18)%	(0.53)%
Portfolio turnover rate(h)	0%		0%	0%		0%	0%	0%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS 96.5%

Aerospace & Defense 3.8%

AeroVironment, Inc.*	139	$38,696
ATI, Inc.*	585	70,376
BWX Technologies, Inc.	400	82,172
Carpenter Technology Corp.	218	69,287
Curtiss-Wright Corp.	160	105,070
Hexcel Corp.	345	28,570
Kratos Defense & Security Solutions, Inc.*	730	75,197
StandardAero, Inc.*	800	24,712
Woodward, Inc.	262	83,274

		577,354

Air Freight & Logistics 0.2%

GXO Logistics, Inc.*	495	28,012

Automobile Components 1.0%

Autoliv, Inc. (Sweden)	300	36,372
BorgWarner, Inc.	950	45,039
Gentex Corp.	955	21,975
Goodyear Tire & Rubber Co. (The)*	1,245	11,715
Lear Corp.	220	25,760
Visteon Corp.	120	10,903

		151,764

Automobiles 0.2%

Harley-Davidson, Inc.	510	10,098
Thor Industries, Inc.	230	25,730

		35,828

Banks 5.8%

Associated Banc-Corp.	700	19,082
Bank OZK	475	22,591
Columbia Banking System, Inc.	1,335	39,302
Commerce Bancshares, Inc.	562	29,584
Cullen/Frost Bankers, Inc.	280	38,590
East West Bancorp, Inc.	598	68,435
First Financial Bankshares, Inc.	585	18,615
First Horizon Corp.	2,185	53,511
Flagstar Bank NA	1,336	17,662
FNB Corp.	1,606	28,185
Glacier Bancorp, Inc.	575	29,141
Hancock Whitney Corp.	365	25,112
Home BancShares, Inc.	820	23,698
International Bancshares Corp.	245	17,062
Old National Bancorp	1,510	36,889
Pinnacle Financial Partners, Inc.	654	62,189
Prosperity Bancshares, Inc.	425	29,329
SOUTHSTATE BANK Corp.	440	45,025
Texas Capital Bancshares, Inc.*	195	19,728
UMB Financial Corp.	310	39,413
United Bankshares, Inc.	610	25,821
Valley National Bancorp	2,150	26,789
Webster Financial Corp.	695	45,710
Western Alliance Bancorp	450	40,118

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Wintrust Financial Corp.	291	$42,920
Zions Bancorp NA	640	38,342

		882,843

Beverages 0.5%

Boston Beer Co., Inc. (The) (Class A Stock)*	30	6,409
Celsius Holdings, Inc.*	695	36,473
Coca-Cola Consolidated, Inc.	245	37,255

		80,137

Biotechnology 2.4%

BioMarin Pharmaceutical, Inc.*	840	47,494
Cytokinetics, Inc.*	535	33,807
Exelixis, Inc.*	1,170	48,391
Halozyme Therapeutics, Inc.*	510	36,572
Neurocrine Biosciences, Inc.*	435	59,186
Roivant Sciences Ltd.*	1,925	41,618
United Therapeutics Corp.*	188	88,264

		355,332

Broadline Retail 0.4%

Macy’s, Inc.	1,185	23,724
Ollie’s Bargain Outlet Holdings, Inc.*	265	29,232

		52,956

Building Products 1.9%

AAON, Inc.	305	27,773
Advanced Drainage Systems, Inc.	310	47,133
Carlisle Cos., Inc.	181	61,701
Fortune Brands Innovations, Inc.	520	28,132
Owens Corning	354	42,423
Simpson Manufacturing Co., Inc.	180	31,821
Trex Co., Inc.*	455	18,846
UFP Industries, Inc.	250	25,820

		283,649

Capital Markets 2.8%

Affiliated Managers Group, Inc.	121	37,884
Carlyle Group, Inc. (The)	1,125	66,127
Evercore, Inc. (Class A Stock)	169	59,703
Federated Hermes, Inc.	320	17,050
Hamilton Lane, Inc. (Class A Stock)	175	24,717
Houlihan Lokey, Inc.	235	39,555
Janus Henderson Group PLC	535	25,749
Jefferies Financial Group, Inc.	721	44,111
Morningstar, Inc.	99	20,007
SEI Investments Co.	405	35,579
Stifel Financial Corp.	443	54,622

		425,104

Chemicals 1.3%

Ashland, Inc.	200	12,232
Avient Corp.	390	14,098
Axalta Coating Systems Ltd.*	930	31,229
Cabot Corp.	230	16,604

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

NewMarket Corp.	35	$23,478
Olin Corp.	505	10,509
RPM International, Inc.	560	59,898
Scotts Miracle-Gro Co. (The)	185	11,881
Westlake Corp.(a)	145	11,501

		191,430

Commercial Services & Supplies 1.6%

Brink’s Co. (The)	180	22,867
Clean Harbors, Inc.*	220	57,180
MSA Safety, Inc.	160	28,344
RB Global, Inc. (Canada)	810	91,992
Tetra Tech, Inc.	1,145	43,121

		243,504

Communications Equipment 1.8%

Ciena Corp.*	615	154,863
Lumentum Holdings, Inc.*	310	121,471

		276,334

Construction & Engineering 2.3%

AECOM	579	55,833
API Group Corp.*	1,620	67,343
Dycom Industries, Inc.*	128	46,642
Fluor Corp.*	700	32,333
MasTec, Inc.*	265	63,727
Sterling Infrastructure, Inc.*	136	48,676
Valmont Industries, Inc.	85	37,873

		352,427

Construction Materials 0.3%

Eagle Materials, Inc.	137	27,922
Knife River Corp.*	255	17,128

		45,050

Consumer Finance 0.7%

Ally Financial, Inc.	1,225	51,793
FirstCash Holdings, Inc.	170	28,985
SLM Corp.	895	24,299

		105,077

Consumer Staples Distribution & Retail 2.6%

Albertson’s Cos., Inc. (Class A Stock)	1,730	28,805
BJ’s Wholesale Club Holdings, Inc.*	575	53,153
Casey’s General Stores, Inc.	162	98,253
Maplebear, Inc.*	795	29,542
Performance Food Group Co.*	685	65,383
Sprouts Farmers Market, Inc.*	425	30,137
US Foods Holding Corp.*	975	81,529

		386,802

Containers & Packaging 1.0%

AptarGroup, Inc.	285	35,611
Crown Holdings, Inc.	500	52,340

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)

Graphic Packaging Holding Co.	1,280	$18,752
Greif, Inc. (Class A Stock)	110	7,768
Silgan Holdings, Inc.	375	16,181
Sonoco Products Co.	430	20,640

		151,292

Diversified Consumer Services 0.9%

Duolingo, Inc.*	170	22,790
Graham Holdings Co. (Class B Stock)	14	16,333
Grand Canyon Education, Inc.*	120	20,861
H&R Block, Inc.	560	22,092
Service Corp. International	610	49,062

		131,138

Diversified REITs 0.4%

WP Carey, Inc.	960	66,960

Electric Utilities 0.8%

IDACORP, Inc.	235	31,206
OGE Energy Corp.	875	38,220
Portland General Electric Co.	490	24,622
TXNM Energy, Inc.	430	25,336

		119,384

Electrical Equipment 1.9%

Acuity, Inc.	132	40,820
EnerSys	160	28,830
Nextpower, Inc. (Class A Stock)*	650	76,108
nVent Electric PLC	705	79,143
Regal Rexnord Corp.	290	46,835
Sensata Technologies Holding PLC	650	22,484

		294,220

Electronic Equipment, Instruments & Components 4.4%

Advanced Energy Industries, Inc.	160	40,858
Arrow Electronics, Inc.*	220	29,148
Avnet, Inc.	375	23,396
Belden, Inc.	165	19,389
Cognex Corp.	725	28,086
Coherent Corp.*	685	145,343
Crane NXT Co.	215	10,862
Fabrinet (Thailand)*	156	76,353
Flex Ltd.*	1,615	101,810
IPG Photonics Corp.*	110	10,165
Littelfuse, Inc.	107	34,642
Novanta, Inc.*	150	20,181
TD SYNNEX Corp.	331	52,520
TTM Technologies, Inc.*	430	42,226
Vontier Corp.	625	23,437

		658,416

Energy Equipment & Services 1.1%

NOV, Inc.	1,595	29,268
TechnipFMC PLC (United Kingdom)	1,770	98,625

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)

Valaris Ltd.*	280	$16,164
Weatherford International PLC	310	29,165

		173,222

Entertainment 0.1%

Warner Music Group Corp. (Class A Stock)	635	19,037

Financial Services 1.5%

Corebridge Financial, Inc.	1,185	36,534
Equitable Holdings, Inc.	1,245	57,768
Essent Group Ltd.	420	26,426
Euronet Worldwide, Inc.*	175	12,680
MGIC Investment Corp.	990	26,651
Shift4 Payments, Inc. (Class A Stock)*(a)	290	17,122
Voya Financial, Inc.	420	32,197
WEX, Inc.*	150	23,085

		232,463

Food Products 0.8%

Darling Ingredients, Inc.*	710	32,418
Flowers Foods, Inc.	855	9,773
Ingredion, Inc.	277	32,714
Marzetti Company (The)	85	14,583
Pilgrim’s Pride Corp.	175	7,590
Post Holdings, Inc.*	210	21,485

		118,563

Gas Utilities 1.1%

National Fuel Gas Co.	390	32,662
New Jersey Resources Corp.	450	22,266
ONE Gas, Inc.	260	20,686
Southwest Gas Holdings, Inc.	290	24,018
Spire, Inc.	265	22,390
UGI Corp.	962	38,586

		160,608

Ground Transportation 1.4%

Avis Budget Group, Inc.*	70	8,049
Knight-Swift Transportation Holdings, Inc.	705	38,846
Landstar System, Inc.	150	22,404
Ryder System, Inc.	175	33,474
Saia, Inc.*	115	38,510
XPO, Inc.*	510	75,536

		216,819

Health Care Equipment & Supplies 1.4%

DENTSPLY SIRONA, Inc.	870	10,849
Envista Holdings Corp.*	700	16,429
Globus Medical, Inc. (Class A Stock)*	485	43,980
Haemonetics Corp.*	200	13,332
Lantheus Holdings, Inc.*	295	19,741
LivaNova PLC*	230	15,113
Masimo Corp.*	200	27,466
Penumbra, Inc.*	171	61,247

		208,157

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 1.8%

Chemed Corp.	63	$26,910
Encompass Health Corp.	440	41,593
Ensign Group, Inc. (The)	250	42,915
HealthEquity, Inc.*	375	32,126
Hims & Hers Health, Inc.*	925	25,058
Option Care Health, Inc.*	700	23,800
Tenet Healthcare Corp.*	380	71,927

		264,329

Health Care REITs 0.9%

American Healthcare REIT, Inc.	730	34,245
Healthcare Realty Trust, Inc.	1,570	26,360
Omega Healthcare Investors, Inc.	1,290	56,605
Sabra Health Care REIT, Inc.	1,075	20,135

		137,345

Health Care Technology 0.2%

Doximity, Inc. (Class A Stock)*	615	23,044

Hotel & Resort REITs 0.1%

Park Hotels & Resorts, Inc.	880	9,618

Hotels, Restaurants & Leisure 2.5%

Aramark	1,145	44,071
Boyd Gaming Corp.	250	21,135
Cava Group, Inc.*	445	26,976
Choice Hotels International, Inc.	85	8,738
Churchill Downs, Inc.	290	28,524
Dutch Bros, Inc. (Class A Stock)*	530	28,827
Hilton Grand Vacations, Inc.*	270	12,180
Hyatt Hotels Corp. (Class A Stock)	185	28,928
Planet Fitness, Inc. (Class A Stock)*	360	32,774
Texas Roadhouse, Inc.	290	52,159
Travel + Leisure Co.	280	19,471
Vail Resorts, Inc.(a)	150	19,961
Wingstop, Inc.	121	32,117
Wyndham Hotels & Resorts, Inc.	330	24,021

		379,882

Household Durables 1.7%

KB Home	275	15,823
Somnigroup International, Inc.	915	80,383
Taylor Morrison Home Corp.*	425	25,904
Toll Brothers, Inc.	416	60,108
TopBuild Corp.*	121	56,634
Whirlpool Corp.(a)	250	19,997

		258,849

Independent Power & Renewable Electricity Producers 0.7%

Ormat Technologies, Inc.	265	33,109
Talen Energy Corp.*	200	69,672

		102,781

Industrial REITs 1.0%

EastGroup Properties, Inc.	230	41,777
First Industrial Realty Trust, Inc.	575	33,367

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Industrial REITs (cont’d.)

Rexford Industrial Realty, Inc.	1,025	$41,544
STAG Industrial, Inc.	835	31,321

		148,009

Insurance 3.6%

American Financial Group, Inc.	300	39,081
Brighthouse Financial, Inc.*	250	16,015
CNO Financial Group, Inc.	435	18,292
Fidelity National Financial, Inc.	1,115	60,645
First American Financial Corp.	440	27,799
Hanover Insurance Group, Inc. (The)	155	26,992
Kemper Corp.	250	9,852
Kinsale Capital Group, Inc.	95	37,609
Old Republic International Corp.	995	38,974
Primerica, Inc.	139	36,562
Reinsurance Group of America, Inc.	288	58,392
RenaissanceRe Holdings Ltd. (Bermuda)	204	57,467
RLI Corp.	410	23,956
Ryan Specialty Holdings, Inc.	505	24,381
Selective Insurance Group, Inc.	260	21,861
Unum Group	680	51,660

		549,538

Interactive Media & Services 0.4%

Pinterest, Inc. (Class A Stock)*	2,595	57,428
ZoomInfo Technologies, Inc.*	1,185	9,539

		66,967

IT Services 1.2%

ASGN, Inc.*	185	9,637
Kyndryl Holdings, Inc.*	995	22,885
Okta, Inc.*	735	62,093
Twilio, Inc. (Class A Stock)*	660	79,503

		174,118

Leisure Products 0.5%

Brunswick Corp.	280	22,462
Mattel, Inc.*	1,375	28,724
Polaris, Inc.	225	14,364
YETI Holdings, Inc.*	340	15,541

		81,091

Life Sciences Tools & Services 1.9%

Avantor, Inc.*	3,045	33,251
Bio-Rad Laboratories, Inc. (Class A Stock)*	79	23,202
Bruker Corp.	495	21,923
Illumina, Inc.*	665	96,299
Medpace Holdings, Inc.*	97	56,501
Repligen Corp.*	230	34,355
Sotera Health Co.*	905	16,399

		281,930

Machinery 5.5%

AGCO Corp.	271	30,734
Chart Industries, Inc.*	190	39,395

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

CNH Industrial NV	3,855	$41,480
Crane Co.	210	38,354
Donaldson Co., Inc.	507	51,684
Esab Corp.	245	29,670
Flowserve Corp.	565	44,155
Graco, Inc.	725	63,314
ITT, Inc.	369	67,269
Lincoln Electric Holdings, Inc.	241	63,949
Middleby Corp. (The)*	200	29,434
Mueller Industries, Inc.	485	66,028
Oshkosh Corp.	270	38,831
RBC Bearings, Inc.*	137	68,455
SPX Technologies, Inc.*	215	44,808
Terex Corp.	295	16,815
Timken Co. (The)	285	26,559
Toro Co. (The)	425	38,887
Watts Water Technologies, Inc. (Class A Stock)	119	35,618

		835,439

Marine Transportation 0.2%

Kirby Corp.*	230	27,062

Media 1.0%

EchoStar Corp. (Class A Stock)*	580	65,668
New York Times Co. (The) (Class A Stock)	705	51,684
Nexstar Media Group, Inc.	125	26,547

		143,899

Metals & Mining 2.7%

Alcoa Corp.	1,130	64,195
Cleveland-Cliffs, Inc.*	2,545	35,019
Commercial Metals Co.	485	37,282
Hecla Mining Co.	2,920	65,758
MP Materials Corp.*(a)	585	34,381
Reliance, Inc.	229	75,456
Royal Gold, Inc.	354	93,212

		405,303

Mortgage Real Estate Investment Trusts (REITs) 0.6%

Annaly Capital Management, Inc.	2,990	68,800
Starwood Property Trust, Inc.	1,545	27,702

		96,502

Multi-Utilities 0.3%

Black Hills Corp.	325	23,718
Northwestern Energy Group, Inc.	260	17,644

		41,362

Office REITs 0.5%

COPT Defense Properties	495	15,251
Cousins Properties, Inc.	715	18,047
Kilroy Realty Corp.	490	16,895
Vornado Realty Trust	720	22,953

		73,146

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 2.9%

Antero Midstream Corp.	1,495	$28,136
Antero Resources Corp.*	1,275	46,372
Chord Energy Corp.	245	24,559
CNX Resources Corp.*	595	23,086
DT Midstream, Inc.	445	56,079
HF Sinclair Corp.	685	35,613
Matador Resources Co.	525	23,751
Murphy Oil Corp.	585	17,603
Ovintiv, Inc.	1,120	48,686
PBF Energy, Inc. (Class A Stock)	345	11,544
Permian Resources Corp. (Class A Stock)	3,040	49,035
Range Resources Corp.	1,030	38,985
Viper Energy, Inc. (Class A Stock)	755	31,967

		435,416

Paper & Forest Products 0.2%

Louisiana-Pacific Corp.	285	23,866

Passenger Airlines 0.4%

Alaska Air Group, Inc.*	515	26,177
American Airlines Group, Inc.*	2,875	38,238

		64,415

Personal Care Products 0.3%

BellRing Brands, Inc.*	565	14,052
Coty, Inc. (Class A Stock)*	1,600	5,072
elf Beauty, Inc.*	270	22,947

		42,071

Pharmaceuticals 0.6%

Elanco Animal Health, Inc.*	2,175	52,374
Jazz Pharmaceuticals PLC*	265	43,590

		95,964

Professional Services 2.7%

Booz Allen Hamilton Holding Corp.	535	47,305
CACI International, Inc. (Class A Stock)*	96	59,576
Concentrix Corp.	183	6,835
ExlService Holdings, Inc.*	695	27,209
Exponent, Inc.	215	15,452
FTI Consulting, Inc.*	130	22,707
Genpact Ltd.	700	30,870
KBR, Inc.	555	23,760
Maximus, Inc.	255	24,082
Parsons Corp.*	225	15,763
Paylocity Holding Corp.*	185	24,971
Science Applications International Corp.	200	20,352
TransUnion	850	67,167
UL Solutions, Inc. (Class A Stock)	330	23,176

		409,225

Real Estate Management & Development 0.5%

Jones Lang LaSalle, Inc.*	208	74,445

Residential REITs 0.8%

American Homes 4 Rent (Class A Stock)	1,420	44,474

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs (cont’d.)

Equity LifeStyle Properties, Inc.	845	$53,379
Independence Realty Trust, Inc.	1,010	16,867

		114,720

Retail REITs 0.9%

Agree Realty Corp.	500	36,115
Brixmor Property Group, Inc.	1,370	36,702
Kite Realty Group Trust	940	22,081
NNN REIT, Inc.	845	35,211

		130,109

Semiconductors & Semiconductor Equipment 3.2%

Allegro MicroSystems, Inc. (Japan)*	520	19,193
Amkor Technology, Inc.	490	23,682
Cirrus Logic, Inc.*	220	28,675
Entegris, Inc.	660	77,926
Lattice Semiconductor Corp.*	595	47,909
MACOM Technology Solutions Holdings, Inc.*	280	61,337
MKS, Inc.	290	68,269
Onto Innovation, Inc.*	210	42,431
Rambus, Inc.*	470	53,500
Silicon Laboratories, Inc.*	140	19,943
Synaptics, Inc.*	165	13,614
Universal Display Corp.	190	21,816

		478,295

Software 2.7%

Appfolio, Inc. (Class A Stock)*	100	18,988
Bentley Systems, Inc. (Class B Stock)	640	22,477
BILL Holdings, Inc.*	390	16,836
Blackbaud, Inc.*	160	8,592
Commvault Systems, Inc.*	185	15,855
Docusign, Inc.*	870	45,710
Dolby Laboratories, Inc. (Class A Stock)	265	17,010
Dropbox, Inc. (Class A Stock)*	770	19,620
Dynatrace, Inc.*	1,320	50,279
Guidewire Software, Inc.*	366	51,518
Manhattan Associates, Inc.*	264	39,867
Nutanix, Inc. (Class A Stock)*	1,180	46,409
Pegasystems, Inc.	395	17,258
Qualys, Inc.*	155	20,444
UiPath, Inc. (Class A Stock)*(a)	1,880	23,669

		414,532

Specialized REITs 1.3%

CubeSmart	990	37,154
EPR Properties	320	17,357
Gaming & Leisure Properties, Inc.	1,235	55,266
Lamar Advertising Co. (Class A Stock)	371	47,603
National Storage Affiliates Trust	300	9,543
PotlatchDeltic Corp.	315	13,145
Rayonier, Inc.	624	14,190

		194,258

Specialty Retail 3.2%

Abercrombie & Fitch Co. (Class A Stock)*	205	20,014

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

AutoNation, Inc.*	125	$25,623
Bath & Body Works, Inc.	900	19,620
Burlington Stores, Inc.*	271	80,178
Chewy, Inc. (Class A Stock)*	995	28,965
Dick’s Sporting Goods, Inc.	290	58,580
Five Below, Inc.*	240	45,994
Floor & Decor Holdings, Inc. (Class A Stock)*	470	31,001
GameStop Corp. (Class A Stock)*	1,790	42,745
Gap, Inc. (The)	980	27,420
Lithia Motors, Inc.	107	34,608
Murphy USA, Inc.	75	31,688
Penske Automotive Group, Inc.	75	11,759
RH*	65	12,924
Valvoline, Inc.*	540	17,669

		488,788

Technology Hardware, Storage & Peripherals 0.6%

Pure Storage, Inc. (Class A Stock)*	1,365	94,922

Textiles, Apparel & Luxury Goods 0.5%

Capri Holdings Ltd.*	500	11,285
Columbia Sportswear Co.	105	5,804
Crocs, Inc.*	230	19,302
PVH Corp.	205	12,784
VF Corp.	1,415	27,720

		76,895

Trading Companies & Distributors 1.7%

Applied Industrial Technologies, Inc.	165	42,968
Core & Main, Inc. (Class A Stock)*	830	44,289
GATX Corp.	155	28,196
MSC Industrial Direct Co., Inc. (Class A Stock)	205	17,290
Watsco, Inc.	152	58,740
WESCO International, Inc.	213	61,648

		253,131

Water Utilities 0.3%

Essential Utilities, Inc.	1,235	47,906

TOTAL COMMON STOCKS (cost $11,406,612)		14,563,054

UNAFFILIATED EXCHANGE-TRADED FUND 2.7%
iShares Core S&P Mid-Cap ETF(a) (cost $367,463)	6,000	412,020

TOTAL LONG-TERM INVESTMENTS (cost $11,774,075)		14,975,074

SHORT-TERM INVESTMENTS 3.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	9,122	9,122

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.853%)
(cost $523,657; includes $522,093 of cash collateral for securities on loan)(b)(wb)	523,983	$523,669

TOTAL SHORT-TERM INVESTMENTS
(cost $532,779)		532,791

TOTAL INVESTMENTS 102.7%
(cost $12,306,854)		15,507,865
Liabilities in excess of other assets (2.7)%		(409,133)

NET ASSETS 100.0%		$15,098,732

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $504,986; cash collateral of $522,093 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$577,354	$—	$—
Air Freight & Logistics	28,012	—	—
Automobile Components	151,764	—	—
Automobiles	35,828	—	—
Banks	882,843	—	—
Beverages	80,137	—	—
Biotechnology	355,332	—	—
Broadline Retail	52,956	—	—
Building Products	283,649	—	—
Capital Markets	425,104	—	—
Chemicals	191,430	—	—
Commercial Services & Supplies	243,504	—	—
Communications Equipment	276,334	—	—
Construction & Engineering	352,427	—	—
Construction Materials	45,050	—	—
Consumer Finance	105,077	—	—
Consumer Staples Distribution & Retail	386,802	—	—
Containers & Packaging	151,292	—	—
Diversified Consumer Services	131,138	—	—
Diversified REITs	66,960	—	—
Electric Utilities	119,384	—	—
Electrical Equipment	294,220	—	—
Electronic Equipment, Instruments & Components	658,416	—	—
Energy Equipment & Services	173,222	—	—
Entertainment	19,037	—	—
Financial Services	232,463	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Food Products	$118,563	$—	$—
Gas Utilities	160,608	—	—
Ground Transportation	216,819	—	—
Health Care Equipment & Supplies	208,157	—	—
Health Care Providers & Services	264,329	—	—
Health Care REITs	137,345	—	—
Health Care Technology	23,044	—	—
Hotel & Resort REITs	9,618	—	—
Hotels, Restaurants & Leisure	379,882	—	—
Household Durables	258,849	—	—
Independent Power & Renewable Electricity Producers	102,781	—	—
Industrial REITs	148,009	—	—
Insurance	549,538	—	—
Interactive Media & Services	66,967	—	—
IT Services	174,118	—	—
Leisure Products	81,091	—	—
Life Sciences Tools & Services	281,930	—	—
Machinery	835,439	—	—
Marine Transportation	27,062	—	—
Media	143,899	—	—
Metals & Mining	405,303	—	—
Mortgage Real Estate Investment Trusts (REITs)	96,502	—	—
Multi-Utilities	41,362	—	—
Office REITs	73,146	—	—
Oil, Gas & Consumable Fuels	435,416	—	—
Paper & Forest Products	23,866	—	—
Passenger Airlines	64,415	—	—
Personal Care Products	42,071	—	—
Pharmaceuticals	95,964	—	—
Professional Services	409,225	—	—
Real Estate Management & Development	74,445	—	—
Residential REITs	114,720	—	—
Retail REITs	130,109	—	—
Semiconductors & Semiconductor Equipment	478,295	—	—
Software	414,532	—	—
Specialized REITs	194,258	—	—
Specialty Retail	488,788	—	—
Technology Hardware, Storage & Peripherals	94,922	—	—
Textiles, Apparel & Luxury Goods	76,895	—	—
Trading Companies & Distributors	253,131	—	—
Water Utilities	47,906	—	—
Unaffiliated Exchange-Traded Fund	412,020	—	—
Short-Term Investments
Affiliated Mutual Funds	532,791	—	—

Total	$15,507,865	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Banks	5.8%
Machinery	5.5
Electronic Equipment, Instruments & Components	4.4
Aerospace & Defense	3.8
Insurance	3.6
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	3.5
Specialty Retail	3.2
Semiconductors & Semiconductor Equipment	3.2

Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.8
Software	2.7
Unaffiliated Exchange-Traded Fund	2.7
Professional Services	2.7
Metals & Mining	2.7
Consumer Staples Distribution & Retail	2.6
Hotels, Restaurants & Leisure	2.5
Biotechnology	2.4

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Industry Classification (continued):

Construction & Engineering	2.3%
Electrical Equipment	1.9
Building Products	1.9
Life Sciences Tools & Services	1.9
Communications Equipment	1.8
Health Care Providers & Services	1.8
Household Durables	1.7
Trading Companies & Distributors	1.7
Commercial Services & Supplies	1.6
Financial Services	1.5
Ground Transportation	1.4
Health Care Equipment & Supplies	1.4
Specialized REITs	1.3
Chemicals	1.3
IT Services	1.2
Energy Equipment & Services	1.1
Gas Utilities	1.1
Automobile Components	1.0
Containers & Packaging	1.0
Industrial REITs	1.0
Media	1.0
Health Care REITs	0.9
Diversified Consumer Services	0.9
Retail REITs	0.9
Electric Utilities	0.8
Food Products	0.8
Residential REITs	0.8
Consumer Finance	0.7
Independent Power & Renewable Electricity Producers	0.7

Mortgage Real Estate Investment Trusts (REITs)	0.6%
Pharmaceuticals	0.6
Technology Hardware, Storage & Peripherals	0.6
Leisure Products	0.5
Beverages	0.5
Textiles, Apparel & Luxury Goods	0.5
Real Estate Management & Development	0.5
Office REITs	0.5
Interactive Media & Services	0.4
Diversified REITs	0.4
Passenger Airlines	0.4
Broadline Retail	0.4
Water Utilities	0.3
Construction Materials	0.3
Personal Care Products	0.3
Multi-Utilities	0.3
Automobiles	0.2
Air Freight & Logistics	0.2
Marine Transportation	0.2
Paper & Forest Products	0.2
Health Care Technology	0.2
Entertainment	0.1
Hotel & Resort REITs	0.1

102.7
Liabilities in excess of other assets	(2.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$504,986	$(504,986)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value, including securities on loan of $504,986:
Unaffiliated investments (cost $11,774,075)	$14,975,074
Affiliated investments (cost $532,779)	532,791
Receivable for Fund shares sold	150,840
Receivable for investments sold	106,948
Due from Manager	11,110
Dividends receivable	2,662
Prepaid expenses	1,328

Total Assets	15,780,753

Liabilities
Payable to broker for collateral for securities on loan	522,093
Payable for investments purchased	103,923
Accrued expenses and other liabilities	32,337
Custodian and accounting fees payable	15,024
Payable for Fund shares purchased	7,766
Trustees’ fees payable	790
Affiliated transfer agent fee payable	88

Total Liabilities	682,021

Net Assets	$15,098,732

Net assets were comprised of:
Paid-in capital	$11,960,280
Total distributable earnings (loss)	3,138,452

Net assets, January 31, 2026	$15,098,732

Class R6
Net asset value, offering price and redemption price per share, ($15,098,732 ÷ 1,475,333 shares of beneficial interest issued and outstanding)	$10.23

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $123 foreign withholding tax)	$99,440
Affiliated dividend income	587
Income from securities lending, net (including affiliated income of $386)	391

Total income	100,418

Expenses
Management fee	17,543
Custodian and accounting fees	22,970
Professional fees	16,127
Audit fee	13,872
Shareholders’ reports	9,644
Fund data services	5,398
Trustees’ fees	4,870
Commitment fees	3,416
Transfer agent’s fees and expenses (including affiliated expense of $255)	404
Registration fees	352
Miscellaneous	1,628

Total expenses	96,224
Less: Fee waiver and/or expense reimbursement	(82,714)

Net expenses	13,510

Net investment income (loss)	86,908

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $10)	241,888
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $6)	987,381

Net gain (loss) on investment transactions	1,229,269

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,316,177

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 86,908	$156,288
Net realized gain (loss) on investment transactions	241,888	209,399
Net change in unrealized appreciation (depreciation) on investments	987,381	137,122

Net increase (decrease) in net assets resulting from operations	1,316,177	502,809

Dividends and Distributions
Distributions from distributable earnings
Class R6	(475,231)	(1,876,270)

Fund share transactions
Net proceeds from shares sold (278,162 and 599,230 shares, respectively)	2,775,495	5,702,813
Net asset value of shares issued in reinvestment of dividends and distributions (47,810 and 185,037 shares, respectively)	475,231	1,876,270
Cost of shares purchased (193,209 and 465,133 shares, respectively)	(1,949,553)	(4,679,992)

Net increase (decrease) in net assets from Fund share transactions	1,301,173	2,899,091

Total increase (decrease)	2,142,119	1,525,630

Net Assets:
Beginning of period	12,956,613	11,430,983

End of period	$15,098,732	$12,956,613

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2026		2025		2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.65		$11.17		$10.30		$10.75		$14.27	$9.72
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.13		0.11		0.08		0.10	0.09
Net realized and unrealized gain (loss) on investment transactions	0.87		0.27		1.47		1.02		(0.47)	4.54
Total from investment operations	0.93		0.40		1.58		1.10		(0.37)	4.63
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.14)		(0.12)		-		(0.13)	(0.08)
Distributions from net realized gains	(0.22)		(1.78)		(0.59)		(1.55)		(3.02)	-
Total dividends and distributions	(0.35)		(1.92)		(0.71)		(1.55)		(3.15)	(0.08)
Net asset value, end of period	$10.23		$9.65		$11.17		$10.30		$10.75	$14.27
Total Return(b):	9.72%		2.74%		16.66%		11.78%		(3.86)%	47.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,099		$12,957		$11,431		$13,138		$14,741	$23,675
Average net assets (000)	$13,920		$12,142		$11,590		$13,192		$18,954	$27,862
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.20	%(e)	0.47	%(e)	0.82	%(e)	0.81%	0.85%
Expenses before waivers and/or expense reimbursement	1.37	%(d)	1.50%		1.84%		1.55%		1.21%	0.97%
Net investment income (loss)	1.24	%(d)	1.29%		1.07%		0.79%		0.80%	0.73%
Portfolio turnover rate(f)	20%		42%		169%		124%		123%	135%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2025, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements (consolidated financial statements for Commodity Strategies Fund) relate only to the following series of the RIC: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Mid-Cap Index Fund, each of which are diversified funds for the purposes of the 1940 Act, and PGIM Quant Solutions Commodity Strategies Fund (the “Commodity Strategies Fund”), which is a non-diversified fund for purposes of the 1940 Act (each, a “Fund” and collectively, the “Funds”).

The Commodity Strategies Fund wholly owns and controls the PGIM QMA Commodity Strategies Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The consolidated financial statements of the Commodity Strategies Fund include the financial results of the Cayman Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Commodity Strategies Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Commodity Strategies Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Commodity Strategies Fund and the Cayman Subsidiary have been eliminated in consolidation. The Commodity Strategies Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Commodity Strategies Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Commodity Strategies Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Strategies Fund.

The Commodity Strategies Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (CFTC) rules.

As of January 31, 2026, the Cayman Subsidiary had net assets of $3,882,819, representing 12.39% of the Commodity Strategies Fund’s net assets.

The Funds have the following investment objectives:

Fund	Investment Objective

PGIM Jennison Small-Cap Core Equity Fund	Outperform the Russell 2000 Index.

PGIM Core Conservative Bond Fund	Outperform the Bloomberg U.S. Aggregate Bond Index over full market cycles.

PGIM TIPS Fund	Seek to provide inflation protection and income by investing primarily in inflation protected debt securities.

PGIM Quant Solutions Commodity Strategies Fund	Seek to generate returns over time in excess of the Bloomberg Commodity Index.

PGIM Quant Solutions Mid-Cap Index Fund	Seek to provide investment results that approximate the performance of the S&P MidCap 400 Index.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S.

generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements (consolidated financial statements for Commodity Strategies).

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement (Consolidated Schedule of Investments for Commodity Strategies).

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Funds are valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Commodity Strategies Fund gains exposure to commodity markets through direct investment of the Commodity Strategies Fund’s assets or through the Cayman Subsidiary. The Commodity Strategies Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Commodity Strategies Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Commodity Strategies Fund may invest directly in commodity-linked structured notes (CLNs). The Commodity Strategies Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Commodity Strategies Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Commodity Strategies Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Funds forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than PGIM Core Conservative Bond Fund and PGIM TIPS Fund:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Core Conservative Bond Fund and PGIM TIPS Fund:
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements (consolidated financial statements for Commodity Strategies Fund) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Fund	Subadviser(s)

PGIM Jennison Small-Cap Core Equity Fund	Jennison Associates, LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)

PGIM Core Conservative Bond Fund	PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Fixed Income (a business unit of PGIM, Inc.)

PGIM TIPS Fund	PGIM Fixed Income

PGIM Quant Solutions Commodity Strategies Fund	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

PGIM Quant Solutions Mid-Cap Index Fund	PGIM Quantitative Solutions

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2026, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

PGIM Jennison Small-Cap Core Equity Fund	0.75% of average daily net assets	0.75%	—#%

PGIM Core Conservative Bond Fund	0.19% of average daily net assets	0.19	—#

PGIM TIPS Fund	0.23% of average daily net assets	0.23	0.06

PGIM Quant Solutions Commodity Strategies Fund	0.40% of average daily net assets	0.46*	0.40

PGIM Quant Solutions Mid-Cap Index Fund	0.25% of average daily net assets	0.25	—#

#	The management fee amount waived and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.
*

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays the Manager a monthly fee at the annual rate of 0.40% of the Cayman Subsidiary’s average daily net assets. The consolidated management fee rate includes the Cayman Subsidiary. The Manager has contractually agreed to waive any management fees it receives for the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

The Manager has contractually agreed, through November 30, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. With respect to PGIM Quant Solutions Mid-Cap Index Fund, this waiver has no express termination date and may not be terminated by the Manager without prior approval of the Fund’s Board of Trustees. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each fund are as follows:

Fund	Fee Waivers and/or Expense Limitations

PGIM Jennison Small-Cap Core Equity Fund	contractually limit expenses to 0.95%

PGIM Core Conservative Bond Fund	contractually limit expenses to 0.19%

PGIM TIPS Fund	contractually limit expenses to 0.30%

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Fund	Fee Waivers and/or Expense Limitations

PGIM Quant Solutions Commodity Strategies Fund	contractually limit expenses to 0.70%*

PGIM Quant Solutions Mid-Cap Index Fund	contractually limit expenses to 0.19%

*

The Manager has contractually agreed, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class Z shares and 0.70% of average daily net assets for Class R6 shares. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares.

The RIC, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class Z and Class R6 shares of each Fund. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of each Fund.

PGIM Investments, PIMS, PGIM, Inc., PGIM Limited, Jennison and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies Fund) include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

PGIM Jennison Small-Cap Core Equity Fund	$4,904,322	$4,762,355

PGIM Core Conservative Bond Fund	12,216,063	15,942,634

PGIM TIPS Fund	—	—

PGIM Quant Solutions Commodity Strategies Fund	—	—

PGIM Quant Solutions Mid-Cap Index Fund	3,383,605	2,801,011

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2026, is presented as follows:

PGIM Jennison Small-Cap Core Equity Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)
$315,898	$2,889,426	$3,101,503	$—	$—	$103,821	103,821	$6,556		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.853%)(b)(wb)
226,448	2,303,069	2,339,119	(9)	34	190,423	190,538	858	(1)	—
$542,346	$5,192,495	$5,440,622	$ (9)	$34	$294,244		$7,414		$—

PGIM Core Conservative Bond Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)
$1,348,217	$10,962,424	$11,148,061	$—	$—	$1,162,580	1,162,580	$23,041		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.853%)(b)(wb)
54,458	1,132,617	125,920	—	—	1,061,155	1,061,793	37	(1)	—
$1,402,675	$12,095,041	$11,273,981	$—	$—	$2,223,735		$23,078		$—

PGIM TIPS Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)
$611,399	$11,228,855	$10,124,806	$—	$—	$1,715,448	1,715,448	$11,829		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.853%)(b)(wb)
—	550,780	550,780	—	—	—	—	9	(1)	—
$611,399	$11,779,635	$10,675,586	$—	$—	$1,715,448		$11,838		$—

PGIM Quant Solutions Commodity Strategies Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(bb)(wb)
$6,512,894	$32,476,840	$31,965,309	$—	$—	$7,024,425	7,024,425	$125,508	$—

PGIM Quant Solutions Mid-Cap Index Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)
$10,893	$2,249,715	$2,251,486	$—	$—	$ 9,122	9,122	$587	$—

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

PGIM Quant Solutions Mid-Cap Index Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 3.853%)(b)(wb)
$64,514	$4,568,750	$4,109,611	$ 6	$ 10	$523,669	523,983	$386(1)	$—
$75,407	$6,818,465	$6,361,097	$ 6	$ 10	$532,791		$973	$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

PGIM Jennison Small-Cap Core Equity Fund	$ 9,711,891	$3,857,160	$(598,929)	$ 3,258,231

PGIM Core Conservative Bond Fund	55,329,916	382,843	(2,076,980)	(1,694,137)

PGIM TIPS Fund	66,205,954	768,513	(1,809,484)	(1,040,971)

PGIM Quant Solutions Commodity Strategies Fund	52,867,309	2,389,443	(21,023,648)	(18,634,205)

PGIM Quant Solutions Mid-Cap Index Fund	12,435,227	3,915,455	(842,817)	3,072,638

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
PGIM Jennison Small-Cap Core Equity Fund	$ —	$ —
PGIM Core Conservative Bond Fund	5,877,000	—
PGIM TIPS Fund	12,436,000	—
PGIM Quant Solutions Commodity Strategies Fund	465,000	6,000
PGIM Quant Solutions Mid-Cap Index Fund	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements (consolidated financial statements for Commodity Strategies Fund) for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2025 are subject to such review.

7.	Capital and Ownership

Each Funds offer Class R6 shares and the Commodity Strategies Fund also offers Class Z shares. Class Z shares and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of January 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Jennison Small-Cap Core Equity Fund–Class R6	765,123	89.1%
PGIM Core Conservative Bond Fund–Class R6	5,983,445	99.7
PGIM TIPS Fund–Class R6	7,572,869	99.7
PGIM Quant Solutions Commodity Strategies Fund–Class Z	1,924	5.5
PGIM Quant Solutions Commodity Strategies Fund–Class R6	3,723,677	92.3
PGIM Quant Solutions Mid-Cap Index Fund–Class R6	1,475,332	99.9

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Jennison Small-Cap Core Equity Fund	8	85.8%
PGIM Core Conservative Bond Fund	6	90.2
PGIM TIPS Fund	6	91.2
PGIM Quant Solutions Commodity Strategies Fund	5	76.1
PGIM Quant Solutions Mid-Cap Index Fund	8	88.4
Unaffiliated:
PGIM Jennison Small-Cap Core Equity Fund	1	10.1
PGIM Core Conservative Bond Fund	—	—
PGIM TIPS Fund	—	—
PGIM Quant Solutions Commodity Strategies Fund	—	—
PGIM Quant Solutions Mid-Cap Index Fund	—	—

Transactions in shares of beneficial interest were as follows:

PGIM Quant Solutions Commodity Strategies Fund:

Share Class	Shares	Amount

Class Z

Six months ended January 31, 2026:

Shares sold	38,999	$269,423

Shares issued in reinvestment of dividends and distributions	2,509	17,315

Shares purchased	(1,856,353)	(13,065,760)

Net increase (decrease) in shares outstanding before conversion	(1,814,845)	(12,779,022)

Shares issued upon conversion from other share class(es)	16	119

Net increase (decrease) in shares outstanding	(1,814,829)	$(12,778,903)

Year ended July 31, 2025:

Shares sold	1,932,851	$13,230,243

Shares issued in reinvestment of dividends and distributions	865	5,699

Shares purchased	(114,203)	(794,388)

Net increase (decrease) in shares outstanding before conversion	1,819,513	12,441,554

Shares issued upon conversion from other share class(es)	119	820

Net increase (decrease) in shares outstanding	1,819,632	$12,442,374

Class R6

Six months ended January 31, 2026:

Shares sold	579,031	$4,104,410

Shares issued in reinvestment of dividends and distributions	394,363	2,713,220

Shares purchased	(1,705,618)	(12,068,579)

Net increase (decrease) in shares outstanding before conversion	(732,224)	(5,250,949)

Shares purchased upon conversion into other share class(es)	(16)	(119)

Net increase (decrease) in shares outstanding	(732,240)	$(5,251,068)

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

PGIM Quant Solutions Commodity Strategies Fund (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2025:

Shares sold	1,936,100	$13,188,911

Shares issued in reinvestment of dividends and distributions	207,628	1,366,193

Shares purchased	(4,156,055)	(28,561,431)

Net increase (decrease) in shares outstanding before conversion	(2,012,327)	(14,006,327)

Shares purchased upon conversion into other share class(es)	(120)	(820)

Net increase (decrease) in shares outstanding	(2,012,447)	$(14,007,147)

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended January 31, 2026. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2026
PGIM Quant Solutions Mid-Cap Index Fund	$176,143	3.56%	7	$293,000	$—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Jennison Small-Cap Core Equity Fund	PGIM Core Conservative Bond Fund	PGIM TIPS Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Index Fund

Active Trading	—	X	—	—	—

Adjustable and Floating Rate Securities	—	—	X	—	—

Blend Style	X	—	—	—	—

Cayman Subsidiary	—	—	—	X	—

Commodity	—	—	—	X	—

Commodity-Linked Notes	—	—	—	X	—

Commodity Pooled Investment Vehicles	—	—	—	X	—

Commodity Regulatory	—	—	—	X	—

Risks	PGIM Jennison Small-Cap Core Equity Fund	PGIM Core Conservative Bond Fund	PGIM TIPS Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Index Fund

Concentration	—	—	—	X	—

Credit /Counterparty	—	X	X	X	—

Debt Obligations	—	X	X	X	—

Deflation	—	—	—	X	—

Derivatives	—	X	—	X	—

Economic and Market Events	X	X	X	X	X

Equity and Equity-Related Securities	X	—	—	—	X

Exchange-Traded Funds	—	—	—	—	X

Foreign Securities	—	X	X	—	—

Fund of Funds	X	X	X	X	X

Futures and Forward Contracts	—	—	—	X	—

Hedging	—	—	—	X	—

Increase in Expenses	X	X	X	X	X

Index Investment Approach	—	—	—	—	X

Initial Public Offerings	X	—	—	—	—

Interest Rate	—	X	X	X	—

Large Shareholder and Large Scale Redemption	X	X	X	X	X

Liquidity	—	—	—	X	—

Management	X	—	—	X	—

Market Disruption and Geopolitical	X	X	X	X	X

Market	X	X	X	X	X

Medium Capitalization (Mid-Cap) Company	—	—	—	—	X

Mortgage-Backed and Asset-Backed Securities	—	X	X	—	—

Sector Exposure	X	—	—	—	X

Small Company	X	—	—	—	—

Tax	—	—	—	X	—

TIPS	—	—	X	—	—

Tracking Error	—	—	—	—	X

Trading on Foreign Exchanges	—	—	—	X	—

U.S. Government and Agency Securities	—	X	X	X	—

U.S. Treasury Strips	—	—	X	X	—

Zero Coupon Bond	—	X	—	—	—

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund; which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Commodity Risk: The values of commodities are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities.

Commodity-Linked Notes Risk: The Fund may invest in leveraged or unleveraged commodity-linked notes (“CLNs”) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Commodity Pooled Investment Vehicles Risk: The Fund may, from time to time, invest in certain publicly-traded commodity pools, such as commodity ETFs. Such pools may not meet the definition of an “investment company” under the 1940 Act, and may not be registered under the 1940 Act. As a consequence, the Fund’s investment in such entities may not be subject to certain protections afforded by the 1940 Act, including, for example, restrictions under the 1940 Act on investments in other investment companies. ETFs that invest in commodities may be, or may become subject to, CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the value of such ETFs’ securities. Additionally, some commodity ETFs invest in commodity futures which can lose money even when commodity prices are rising.

Commodity Regulatory Risk: The Fund and the Cayman Subsidiary is deemed a “commodity pool” and the Manager is considered a “commodity pool operator” with respect to the Fund and the Cayman Subsidiary under the Commodity Exchange Act. The Manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the SEC) and the CFTC. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Concentration Risk: The Fund will be exposed to the performance of commodities in the Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the Index. As a result, the Fund may be subject to greater volatility than if the Index were more broadly diversified among commodity sectors.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Deflation Risk: Since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements, and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which they invest, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the corresponding underlying commodities; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of commodities prices, interest rates, currency exchange rates, supply and demand relationships, weather, agricultural, trade, fiscal, monetary and exchange control programs, political events, and other economic factors; and (e) the possibility that the clearing broker for the futures or forward contract will default in the performance of its obligations.

Hedging Risk: The decision as to whether and to what extent the Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadvisers’ judgements about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund by the subadviser may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, including the financials and industrials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

Tax Risk: To receive pass-through tax treatment as a Registered Investment Company under the Code, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated under the Code as “qualifying income.” Based on final regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, the Fund anticipates treating the income generated from investments in the Cayman Subsidiary as “qualifying income.” However, the tax treatment of income from commodity-related investments and the Fund’s income from the Cayman Subsidiary may be adversely affected by future legislation, U.S. Treasury Regulations, and/or guidance issued by the Internal Revenue Service that could affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes.

TIPS Risk: Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. Real interest rates represent the nominal (stated) interest rates reduced by the expected impact of inflation. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code (the Code). Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

The Fund’s income may decline due to a decline in inflation, also known as deflation. If there is deflation, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payments (calculated with respect to a smaller principal amount) will be reduced. The principal value can decrease, but not below 100. If inflation is lower than expected during the period the Fund holds an inflation-linked security, the Fund may earn less on the security than on a conventional bond.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Trading on Foreign Exchanges Risk: The Fund is expected to trade in commodity forward contracts listed on UK futures exchanges and may, but is not expected to, trade in instruments listed on other exchanges located outside the United States. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading on U.S. futures exchanges is subject to regulation by the SEC and the CFTC and oversight, as applicable, including, for example, minimum capital requirements for commodity brokers, regulation of trading practices on the exchanges, prohibitions against trading ahead of customer orders, prohibitions against filling orders off exchanges, prescribed risk disclosure statements, testing and licensing of industry sales personnel and other industry professionals, and recordkeeping requirements. Trading on foreign exchanges is not regulated by the SEC, CFTC or any other U.S. governmental agency or instrumentality and may be subject to regulations that are different from those to which U.S. exchange trading is subject, provide less protection to investors than trading on U.S. exchanges, and such regulations may be less vigorously enforced than regulations in the U.S. positions on foreign exchanges also are subject to the risk of exchange controls, expropriation, excessive taxation or government disruptions.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

U.S. Treasury Strips Risk: Stripped securities do not make periodic interest payments. The value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds with similar maturity and credit quality. U.S. Treasury strips generally lose value when interest rates rise.

Zero Coupon Bond Risk: Zero coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.

10. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 18, 2026